UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2024

Item 1.

Reports to Stockholders

Fidelity® Series Intrinsic Opportunities Fund

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Wells Fargo & Co.	2.0
Sprouts Farmers Market LLC	1.8
Seagate Technology Holdings PLC	1.6
PG&E Corp.	1.5
Cigna Group	1.2
Elevance Health, Inc.	1.2
UnitedHealth Group, Inc.	1.2
Centene Corp.	1.2
Ovintiv, Inc.	1.2
Discover Financial Services	1.1
14.0

Market Sectors (% of Fund's net assets)

Financials	19.1
Industrials	18.7
Information Technology	14.4
Consumer Discretionary	13.0
Health Care	10.9
Energy	7.8
Materials	6.9
Consumer Staples	4.1
Communication Services	2.0
Utilities	1.5
Real Estate	0.9

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.0%
Entertainment - 0.4%
International Games Systems Co. Ltd.	117,000	3,095,959
Warner Bros Discovery, Inc. (a)	894,700	8,964,894
		12,060,853
Interactive Media & Services - 0.4%
Cars.com, Inc. (a)	645,100	11,244,093
Media - 1.2%
Comcast Corp. Class A	286,000	13,310,440
Nexstar Media Group, Inc. Class A	40,600	7,215,026
Pico Far East Holdings Ltd.	10,600,000	2,049,364
Reach PLC	2,397,800	1,876,417
Thryv Holdings, Inc. (a)	366,200	7,485,128
		31,936,375
TOTAL COMMUNICATION SERVICES		55,241,321
CONSUMER DISCRETIONARY - 13.0%
Automobile Components - 2.7%
Adient PLC (a)	728,300	25,279,293
Brembo SpA	25,000	309,080
Cie Automotive SA	274,100	7,257,387
DaikyoNishikawa Corp.	303,553	1,519,048
Lear Corp.	109,900	14,605,710
Patrick Industries, Inc.	273,100	27,416,509
		76,387,027
Automobiles - 0.7%
General Motors Co.	201,200	7,806,560
Harley-Davidson, Inc.	362,900	11,776,105
		19,582,665
Broadline Retail - 1.2%
B&M European Value Retail SA	1,040,400	6,837,735
Big Lots, Inc. (b)	406,500	2,333,310
Europris ASA (c)	616,426	4,627,334
Kohl's Corp. (b)	121,300	3,124,688
Macy's, Inc. (b)	163,500	2,990,415
Next PLC	124,600	13,371,445
		33,284,927
Distributors - 0.1%
Autohellas SA	237,000	3,432,087
Diversified Consumer Services - 0.4%
H&R Block, Inc.	244,100	11,433,644
ME Group International PLC	357,100	574,742
		12,008,386
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc. (a)	229,100	9,803,189
Household Durables - 1.7%
Ace Bed Co. Ltd.	64,537	1,231,851
D.R. Horton, Inc.	36,000	5,144,760
Helen of Troy Ltd. (a)(b)	202,400	23,174,800
Tempur Sealy International, Inc.	246,600	12,302,874
TopBuild Corp. (a)	18,600	6,865,818
		48,720,103
Leisure Products - 0.2%
Brunswick Corp.	69,600	5,615,328
Specialty Retail - 3.6%
Academy Sports & Outdoors, Inc.	160,600	10,074,438
Arcland Sakamoto Co. Ltd.	525,000	6,012,053
AutoZone, Inc. (a)	4,700	12,982,011
Dick's Sporting Goods, Inc.	153,600	22,897,152
Foot Locker, Inc.	222,513	6,265,966
JD Sports Fashion PLC	4,406,900	6,537,084
Jumbo SA	184,600	5,186,928
Maisons du Monde SA (c)	240,700	1,163,277
Mr. Bricolage SA (a)	144,948	1,268,827
Sally Beauty Holdings, Inc. (a)	718,500	8,851,920
Sportsman's Warehouse Holdings, Inc. (a)(b)	289,100	1,113,035
The Hour Glass Ltd.	1,753,400	1,983,780
Valvoline, Inc. (a)	233,300	8,513,117
Williams-Sonoma, Inc. (b)	45,300	8,760,567
		101,610,155
Textiles, Apparel & Luxury Goods - 2.0%
Best Pacific International Holdings Ltd.	7,833,068	1,078,780
Crocs, Inc. (a)	66,500	6,748,420
Kontoor Brands, Inc. (b)	291,500	17,087,730
Levi Strauss & Co. Class A (b)	684,300	11,140,404
PVH Corp.	128,200	15,417,332
Wolverine World Wide, Inc.	754,600	6,308,456
		57,781,122
TOTAL CONSUMER DISCRETIONARY		368,224,989
CONSUMER STAPLES - 4.1%
Beverages - 0.0%
Jinro Distillers Co. Ltd.	47,274	548,982
Consumer Staples Distribution & Retail - 3.3%
Acomo NV	207,900	3,945,337
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	239,200	14,016,271
BJ's Wholesale Club Holdings, Inc. (a)	307,500	19,784,550
MARR SpA	377,200	4,598,180
Sprouts Farmers Market LLC (a)(b)	1,023,100	51,533,547
		93,877,885
Food Products - 0.4%
Armanino Foods of Distinction (b)	136,328	658,464
Lamb Weston Holdings, Inc.	73,800	7,560,072
LDC SA	8,650	1,238,617
S Foods, Inc.	68,100	1,531,357
		10,988,510
Household Products - 0.0%
Transaction Co. Ltd.	32,500	543,395
Personal Care Products - 0.4%
Sarantis SA	1,069,084	10,144,053
TOTAL CONSUMER STAPLES		116,102,825
ENERGY - 7.8%
Energy Equipment & Services - 0.1%
Cactus, Inc.	14,300	606,892
Vallourec SA (a)	37,400	538,976
		1,145,868
Oil, Gas & Consumable Fuels - 7.7%
Antero Resources Corp. (a)	1,416,500	31,644,610
Chord Energy Corp.	183,500	28,214,960
Civitas Resources, Inc. (b)	198,408	12,858,822
Diamondback Energy, Inc.	192,500	29,594,950
Enterprise Products Partners LP	334,000	8,937,840
Northern Oil & Gas, Inc.	239,500	8,023,250
Ovintiv, Inc.	793,300	33,651,786
Range Resources Corp.	1,111,700	32,283,768
Southwestern Energy Co. (a)	3,004,100	19,376,445
TotalEnergies SE sponsored ADR	201,083	13,106,590
Unit Corp.	9,900	394,515
		218,087,536
TOTAL ENERGY		219,233,404
FINANCIALS - 19.1%
Banks - 9.1%
ACNB Corp.	17,500	683,025
Associated Banc-Corp.	993,100	20,865,031
Bar Harbor Bankshares	183,272	4,821,886
Cadence Bank	605,400	16,115,748
Camden National Corp. (b)	44,343	1,597,678
Community Trust Bancorp, Inc.	58,500	2,427,750
East West Bancorp, Inc.	113,100	8,234,811
First Bancorp, Puerto Rico	499,300	8,328,324
First Foundation, Inc.	98,200	934,864
FNB Corp., Pennsylvania	910,900	12,005,662
Greene County Bancorp, Inc. (b)	195,500	4,887,500
KeyCorp	300,900	4,372,077
Nicolet Bankshares, Inc.	79,800	6,206,046
Plumas Bancorp	133,092	4,695,486
QCR Holdings, Inc.	237,500	13,872,375
Southern Missouri Bancorp, Inc.	148,300	6,467,363
Synovus Financial Corp.	426,000	16,043,160
U.S. Bancorp	274,800	11,415,192
United Community Bank, Inc.	557,400	15,239,316
Washington Trust Bancorp, Inc.	168,900	4,697,109
Webster Financial Corp.	363,500	17,985,980
Wells Fargo & Co.	1,148,100	57,611,660
West Bancorp., Inc. (b)	252,500	4,749,525
Wintrust Financial Corp.	124,900	12,112,802
		256,370,370
Capital Markets - 3.1%
AllianceBernstein Holding LP	274,100	9,196,055
Federated Hermes, Inc.	380,500	13,302,280
Lazard, Inc. Class A	477,600	18,616,848
LPL Financial	44,900	10,739,631
Raymond James Financial, Inc.	222,200	24,481,996
Stifel Financial Corp.	144,900	10,570,455
Van Lanschot Kempen NV (Bearer)	24,700	746,077
		87,653,342
Consumer Finance - 1.6%
Aeon Credit Service (Asia) Co. Ltd.	4,561,940	3,138,536
Discover Financial Services	308,432	32,545,745
OneMain Holdings, Inc.	218,700	10,410,120
		46,094,401
Financial Services - 1.1%
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	42,000	7,824,180
FleetCor Technologies, Inc. (a)	73,700	21,367,841
Zenkoku Hosho Co. Ltd.	42,500	1,581,571
		30,773,592
Insurance - 4.2%
American Financial Group, Inc.	95,400	11,486,160
ASR Nederland NV	106,100	5,011,888
First American Financial Corp.	102,400	6,179,840
Hartford Financial Services Group, Inc.	49,500	4,304,520
NN Group NV	134,358	5,507,096
Primerica, Inc.	41,000	9,600,560
Reinsurance Group of America, Inc.	178,100	30,969,809
Selective Insurance Group, Inc.	148,500	15,571,710
Stewart Information Services Corp.	84,300	5,197,938
Talanx AG	62,700	4,407,781
Unum Group	394,000	19,045,960
		117,283,262
TOTAL FINANCIALS		538,174,967
HEALTH CARE - 10.9%
Biotechnology - 1.2%
Gilead Sciences, Inc.	279,900	21,904,974
United Therapeutics Corp. (a)	48,100	10,330,918
		32,235,892
Health Care Equipment & Supplies - 0.3%
Dentsply Sirona, Inc.	197,300	6,856,175
InBody Co. Ltd.	27,900	517,552
Value Added Technology Co. Ltd.	55,500	1,330,900
		8,704,627
Health Care Providers & Services - 8.5%
Centene Corp. (a)	450,800	33,949,748
Cigna Group	117,500	35,361,625
CVS Health Corp.	106,000	7,883,220
Elevance Health, Inc.	70,900	34,984,896
Henry Schein, Inc. (a)	112,000	8,382,080
Humana, Inc.	53,500	20,226,210
Laboratory Corp. of America Holdings	87,500	19,451,250
Quest Diagnostics, Inc.	82,600	10,608,318
Sinopharm Group Co. Ltd. (H Shares)	3,877,437	10,195,662
UnitedHealth Group, Inc.	67,900	34,747,146
Universal Health Services, Inc. Class B	154,800	24,583,788
		240,373,943
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	65,500	17,086,985
Pharmaceuticals - 0.3%
Genomma Lab Internacional SA de CV	1,947,600	1,597,775
Jazz Pharmaceuticals PLC (a)	37,500	4,602,000
Sanofi SA	18,500	1,852,692
		8,052,467
TOTAL HEALTH CARE		306,453,914
INDUSTRIALS - 18.7%
Aerospace & Defense - 1.6%
Cadre Holdings, Inc. (b)	668,800	22,732,512
Huntington Ingalls Industries, Inc.	78,300	20,273,436
Leonardo DRS, Inc. (a)	88,400	1,715,844
		44,721,792
Air Freight & Logistics - 0.2%
Compania de Distribucion Integral Logista Holdings SA	124,500	3,530,517
Hamakyorex Co. Ltd.	95,200	2,650,762
		6,181,279
Building Products - 1.1%
Builders FirstSource, Inc. (a)	59,400	10,319,562
Euro Ceramics Ltd. (a)(d)	5,000	63
Hayward Holdings, Inc. (a)	1,353,752	16,948,975
Janus International Group, Inc. (a)	240,600	3,404,490
		30,673,090
Commercial Services & Supplies - 0.8%
Civeo Corp.	192,958	4,283,668
CoreCivic, Inc. (a)	278,700	3,963,114
VSE Corp. (b)	225,600	14,012,016
		22,258,798
Construction & Engineering - 0.7%
Boustead Singapore Ltd.	1,438,300	931,285
Bowman Consulting Group Ltd. (a)	79,500	2,497,095
EMCOR Group, Inc.	74,000	16,880,140
		20,308,520
Electrical Equipment - 1.6%
Acuity Brands, Inc.	105,800	25,197,328
AQ Group AB	187,304	9,791,179
GrafTech International Ltd.	1,824,800	2,426,984
nVent Electric PLC	129,400	7,769,176
		45,184,667
Ground Transportation - 0.3%
Stef SA	65,760	8,599,087
Universal Logistics Holdings, Inc.	25,157	767,792
		9,366,879
Machinery - 3.3%
Crane Co.	147,500	18,306,225
Daiwa Industries Ltd.	598,600	6,385,292
EnPro Industries, Inc.	50,100	7,483,938
ESAB Corp.	90,300	7,764,897
Estic Corp.	45,790	286,436
Hillenbrand, Inc.	386,600	18,003,962
Hy-Lok Corp.	17,000	316,583
ITT, Inc.	148,800	17,972,064
JOST Werke AG (c)	113,400	5,484,174
Miller Industries, Inc.	24,600	990,150
Timken Co.	73,600	6,028,576
TK Group Holdings Ltd.	11,880,838	2,049,681
Tocalo Co. Ltd.	149,700	1,592,380
		92,664,358
Passenger Airlines - 0.3%
Jet2 PLC	423,316	7,167,217
Professional Services - 4.6%
Altech Corp.	35,953	700,114
Barrett Business Services, Inc.	42,300	4,749,021
CACI International, Inc. Class A (a)	73,500	25,264,155
Concentrix Corp.	170,000	15,107,900
E-Credible Co. Ltd.	62,400	614,438
Genpact Ltd.	645,700	23,180,630
KBR, Inc.	383,700	19,994,607
Maximus, Inc.	159,300	12,922,416
Quick Co. Ltd.	93,627	1,662,942
Science Applications International Corp.	66,800	8,527,688
Verra Mobility Corp. (a)	717,200	17,148,252
Will Group, Inc.	102,800	842,478
		130,714,641
Trading Companies & Distributors - 4.2%
AerCap Holdings NV (a)	70,400	5,389,824
Alligo AB (B Shares)	357,987	4,554,538
Beacon Roofing Supply, Inc. (a)	202,600	16,793,514
Core & Main, Inc. (a)	334,600	13,822,326
Ferguson PLC	92,600	17,395,836
Global Industrial Co.	129,096	5,490,453
Itochu Corp.	224,100	10,170,582
Mitani Shoji Co. Ltd.	1,847,000	24,686,202
Momentum Group Komponenter & Tjanster AB	450,000	5,902,476
Rush Enterprises, Inc. Class A	307,050	13,789,616
Totech Corp.	21,881	823,534
		118,818,901
TOTAL INDUSTRIALS		528,060,142
INFORMATION TECHNOLOGY - 14.4%
Electronic Equipment, Instruments & Components - 6.9%
Advanced Energy Industries, Inc.	226,600	23,607,188
Belden, Inc.	122,200	9,064,796
CDW Corp.	115,100	26,095,472
Crane Nxt Co. (b)	367,500	21,417,900
Daido Signal Co. Ltd.	149,168	428,008
Flex Ltd. (a)	641,500	15,229,210
Insight Enterprises, Inc. (a)	152,400	28,154,376
Jabil, Inc.	107,100	13,418,559
Kingboard Chemical Holdings Ltd.	1,955,000	3,479,716
Methode Electronics, Inc. Class A	441,200	9,159,312
Redington (India) Ltd.	739,442	1,599,346
Riken Keiki Co. Ltd.	25,400	1,254,930
TD SYNNEX Corp.	226,150	22,610,477
Vontier Corp.	457,800	15,835,302
VSTECS Holdings Ltd.	5,276,100	2,842,984
		194,197,576
IT Services - 2.3%
Amdocs Ltd.	261,600	23,983,488
Cognizant Technology Solutions Corp. Class A	394,000	30,385,280
Sopra Steria Group	36,600	8,614,778
TDC Soft, Inc.	146,707	2,268,961
		65,252,507
Semiconductors & Semiconductor Equipment - 2.3%
Micron Technology, Inc.	240,000	20,580,000
MKS Instruments, Inc.	216,900	23,089,005
Renesas Electronics Corp. (a)	515,400	8,456,470
Skyworks Solutions, Inc.	130,300	13,611,138
		65,736,613
Software - 0.1%
Cresco Ltd.	105,600	1,369,278
System Research Co. Ltd.	93,800	1,897,514
		3,266,792
Technology Hardware, Storage & Peripherals - 2.8%
Dell Technologies, Inc.	370,900	30,740,192
MCJ Co. Ltd.	366,800	3,075,768
Seagate Technology Holdings PLC	534,200	45,770,256
		79,586,216
TOTAL INFORMATION TECHNOLOGY		408,039,704
MATERIALS - 6.9%
Chemicals - 4.4%
Axalta Coating Systems Ltd. (a)	621,700	20,155,514
C. Uyemura & Co. Ltd.	86,800	6,586,797
Celanese Corp. Class A	97,900	14,321,791
EcoGreen International Group Ltd. (a)(d)	1,000,000	60,758
Element Solutions, Inc.	647,400	14,391,702
Huntsman Corp.	667,000	16,368,180
LyondellBasell Industries NV Class A	315,000	29,647,800
Soulbrain Co. Ltd.	29,800	6,008,905
Tronox Holdings PLC	1,220,900	16,836,211
		124,377,658
Construction Materials - 1.3%
Eagle Materials, Inc.	88,300	19,980,524
RHI Magnesita NV	139,500	5,947,160
Wienerberger AG	308,400	10,491,902
		36,419,586
Containers & Packaging - 0.9%
Mayr-Melnhof Karton AG	47,300	6,256,734
Packaging Corp. of America	86,700	14,381,796
Silgan Holdings, Inc.	82,700	3,799,238
		24,437,768
Metals & Mining - 0.3%
Warrior Metropolitan Coal, Inc.	139,400	8,945,298
TOTAL MATERIALS		194,180,310
REAL ESTATE - 0.9%
Real Estate Management & Development - 0.9%
Jones Lang LaSalle, Inc. (a)	151,200	26,771,472
UTILITIES - 1.5%
Electric Utilities - 1.5%
PG&E Corp.	2,593,600	43,754,032
TOTAL COMMON STOCKS (Cost $2,166,784,611)		2,804,237,080

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	23,295,375	23,300,035
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	53,535,697	53,541,051
TOTAL MONEY MARKET FUNDS (Cost $76,841,086)		76,841,086

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $2,243,625,697)	2,881,078,166
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(57,873,372)
NET ASSETS - 100.0%	2,823,204,794

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,274,785 or 0.4% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	34,456,604	244,496,022	255,652,591	1,108,713	-	-	23,300,035	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	108,612,743	504,586,896	559,658,588	65,050	-	-	53,541,051	0.2%
Total	143,069,347	749,082,918	815,311,179	1,173,763	-	-	76,841,086

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	55,241,321	50,095,998	5,145,323	-
Consumer Discretionary	368,224,989	356,399,477	11,825,512	-
Consumer Staples	116,102,825	113,479,091	2,623,734	-
Energy	219,233,404	219,233,404	-	-
Financials	538,174,967	527,947,764	10,227,203	-
Health Care	306,453,914	292,557,108	13,896,806	-
Industrials	528,060,142	474,347,370	53,712,709	63
Information Technology	408,039,704	381,366,729	26,672,975	-
Materials	194,180,310	181,523,850	12,595,702	60,758
Real Estate	26,771,472	26,771,472	-	-
Utilities	43,754,032	43,754,032	-	-

Money Market Funds	76,841,086	76,841,086	-	-
Total Investments in Securities:	2,881,078,166	2,744,317,381	136,699,964	60,821
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,701,032) - See accompanying schedule:
Unaffiliated issuers (cost $2,166,784,611)	$2,804,237,080
Fidelity Central Funds (cost $76,841,086)	76,841,086

Total Investment in Securities (cost $2,243,625,697)		$2,881,078,166
Cash		8,343
Foreign currency held at value (cost $29,334)		29,073
Receivable for investments sold		77,053
Receivable for fund shares sold		2,223,686
Dividends receivable		1,009,525
Reclaims receivable		3,122,573
Distributions receivable from Fidelity Central Funds		110,453
Receivable from investment adviser for expense reductions		1,032
Other receivables		473,939
Total assets		2,888,133,843
Liabilities
Payable for investments purchased	$4,399,298
Payable for fund shares redeemed	6,755,890
Other payables and accrued expenses	260,386
Collateral on securities loaned	53,513,475
Total Liabilities		64,929,049
Net Assets		$2,823,204,794
Net Assets consist of:
Paid in capital		$2,162,907,759
Total accumulated earnings (loss)		660,297,035
Net Assets		$2,823,204,794
Net Asset Value, offering price and redemption price per share ($2,823,204,794 ÷ 263,669,638 shares)		$10.71
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$25,242,085
Interest		3,311
Income from Fidelity Central Funds (including $65,050 from security lending)		1,173,763
Total Income		26,419,159
Expenses
Custodian fees and expenses	$74,308
Independent trustees' fees and expenses	7,867
Total expenses before reductions	82,175
Expense reductions	(34,320)
Total expenses after reductions		47,855
Net Investment income (loss)		26,371,304
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	63,599,598
Foreign currency transactions	(366,942)
Total net realized gain (loss)		63,232,656
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of decrease in deferred foreign taxes of $2,347)	61,361,190
Assets and liabilities in foreign currencies	576,681
Total change in net unrealized appreciation (depreciation)		61,937,871
Net gain (loss)		125,170,527
Net increase (decrease) in net assets resulting from operations		$151,541,831
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,371,304	$89,543,971
Net realized gain (loss)	63,232,656	1,963,949,684
Change in net unrealized appreciation (depreciation)	61,937,871	(1,711,411,416)
Net increase (decrease) in net assets resulting from operations	151,541,831	342,082,239
Distributions to shareholders	(581,084,973)	(2,290,889,691)

Share transactions
Proceeds from sales of shares	207,415,382	367,791,224
Reinvestment of distributions	581,084,973	2,290,889,691
Cost of shares redeemed	(307,502,996)	(5,559,972,706)

Net increase (decrease) in net assets resulting from share transactions	480,997,359	(2,901,291,791)
Total increase (decrease) in net assets	51,454,217	(4,850,099,243)

Net Assets
Beginning of period	2,771,750,577	7,621,849,820
End of period	$2,823,204,794	$2,771,750,577

Other Information
Shares
Sold	19,938,640	28,466,662
Issued in reinvestment of distributions	58,411,695	172,732,746
Redeemed	(29,055,126)	(391,811,728)
Net increase (decrease)	49,295,209	(190,612,320)

Financial Highlights
Fidelity® Series Intrinsic Opportunities Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.93	$18.82	$22.41	$15.29	$16.42	$18.79
Income from Investment Operations
Net investment income (loss) A,B	.10	.31	.40	.40	.38	.44
Net realized and unrealized gain (loss)	.34	1.30	(.31)	7.49	(.65)	(1.37)
Total from investment operations	.44	1.61	.09	7.89	(.27)	(.93)
Distributions from net investment income	(.26)	(.35)	(.51)	(.44)	(.45)	(.42)
Distributions from net realized gain	(2.40)	(7.15)	(3.17)	(.33)	(.40)	(1.02)
Total distributions	(2.66)	(7.50)	(3.68)	(.77)	(.86) C	(1.44)
Net asset value, end of period	$10.71	$12.93	$18.82	$22.41	$15.29	$16.42
Total Return D,E	5.44%	13.61%	.18%	53.18%	(1.89)%	(5.13)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% H,I	-% I	-% I	-% I	.01%	.01%
Expenses net of all reductions	-% H,I	-% I	-% I	-% I	.01%	.01%
Net investment income (loss)	1.95% H	2.29%	1.99%	2.08%	2.46%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$2,823,205	$2,771,751	$7,621,850	$13,891,352	$11,787,708	$13,589,092
Portfolio turnover rate J	18% H	35%	18%	10%	19%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount represents less than .005%.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$778,219,235
Gross unrealized depreciation	(151,880,250)
Net unrealized appreciation (depreciation)	$626,338,985
Tax cost	$2,254,739,181

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Intrinsic Opportunities Fund	236,404,620	290,062,169
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Intrinsic Opportunities Fund	$5,641

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Intrinsic Opportunities Fund	17,773,964	30,881,466	6,230,533

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Intrinsic Opportunities Fund	$6,530	$113	$-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through November 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $33,797.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $523.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Series Intrinsic Opportunities Fund	-%-D
Actual		$ 1,000	$ 1,054.40	$-E
Hypothetical-B		$ 1,000	$ 1,025.14	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the funds' Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.951015.111
O2T-SANN-0324
Fidelity® Value Discovery Fund

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	4.1
Berkshire Hathaway, Inc. Class B	3.9
JPMorgan Chase & Co.	3.5
Comcast Corp. Class A	3.3
Chubb Ltd.	2.9
Cigna Group	2.7
The Travelers Companies, Inc.	2.6
Bank of America Corp.	2.4
Centene Corp.	2.4
PG&E Corp.	2.2
30.0

Market Sectors (% of Fund's net assets)

Financials	23.5
Health Care	16.8
Consumer Staples	12.9
Utilities	9.1
Industrials	8.6
Energy	8.1
Information Technology	7.1
Communication Services	5.2
Consumer Discretionary	2.9
Materials	2.1
Real Estate	1.0

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.2%
Entertainment - 1.9%
The Walt Disney Co.	558,500	53,643,925
Media - 3.3%
Comcast Corp. Class A	2,024,730	94,230,934
TOTAL COMMUNICATION SERVICES		147,874,859
CONSUMER DISCRETIONARY - 2.9%
Diversified Consumer Services - 1.9%
H&R Block, Inc.	1,160,962	54,379,460
Specialty Retail - 1.0%
Ross Stores, Inc.	198,640	27,865,219
TOTAL CONSUMER DISCRETIONARY		82,244,679
CONSUMER STAPLES - 12.9%
Beverages - 3.0%
Coca-Cola European Partners PLC	339,939	23,421,797
Diageo PLC	197,600	7,136,889
Keurig Dr. Pepper, Inc.	658,400	20,700,096
The Coca-Cola Co.	559,700	33,296,553
		84,555,335
Consumer Staples Distribution & Retail - 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	230,000	14,798,200
U.S. Foods Holding Corp. (a)	560,760	25,800,568
		40,598,768
Food Products - 3.1%
Lamb Weston Holdings, Inc.	123,500	12,651,340
Mondelez International, Inc.	726,061	54,650,611
Tyson Foods, Inc. Class A	348,229	19,069,020
		86,370,971
Household Products - 2.5%
Procter & Gamble Co.	257,434	40,453,179
Reckitt Benckiser Group PLC	195,763	14,153,838
The Clorox Co.	117,668	17,091,277
		71,698,294
Personal Care Products - 2.9%
Haleon PLC	4,707,300	19,119,949
Kenvue, Inc.	2,319,904	48,161,207
Unilever PLC sponsored ADR	321,979	15,677,158
		82,958,314
TOTAL CONSUMER STAPLES		366,181,682
ENERGY - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
Antero Resources Corp. (a)	514,696	11,498,309
ConocoPhillips Co.	53,539	5,989,408
Equinor ASA sponsored ADR	635,488	18,219,441
Exxon Mobil Corp.	1,123,241	115,480,407
Occidental Petroleum Corp.	336,901	19,395,391
Ovintiv, Inc.	380,651	16,147,215
Parex Resources, Inc. (b)	1,211,508	20,058,885
Shell PLC ADR	360,800	22,697,928
		229,486,984
FINANCIALS - 23.5%
Banks - 10.2%
Bank of America Corp.	2,014,490	68,512,805
Cullen/Frost Bankers, Inc.	66,891	7,098,473
JPMorgan Chase & Co.	574,670	100,199,461
M&T Bank Corp.	130,577	18,032,684
PNC Financial Services Group, Inc.	172,596	26,098,241
U.S. Bancorp	372,300	15,465,342
Wells Fargo & Co.	1,093,989	54,896,368
		290,303,374
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	116,212	17,296,994
BlackRock, Inc. Class A	62,183	48,148,919
Northern Trust Corp.	187,724	14,950,339
		80,396,252
Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	290,592	111,511,774
Insurance - 6.5%
Chubb Ltd.	332,246	81,400,270
The Travelers Companies, Inc.	353,806	74,780,436
Willis Towers Watson PLC	116,899	28,792,224
		184,972,930
TOTAL FINANCIALS		667,184,330
HEALTH CARE - 16.8%
Health Care Providers & Services - 9.4%
Centene Corp. (a)	907,090	68,312,948
Cigna Group	249,491	75,084,316
CVS Health Corp.	524,000	38,969,880
Elevance Health, Inc.	76,477	37,736,811
UnitedHealth Group, Inc.	89,620	45,862,139
		265,966,094
Pharmaceuticals - 7.4%
AstraZeneca PLC sponsored ADR	630,514	42,017,453
Bristol-Myers Squibb Co.	963,485	47,085,512
Johnson & Johnson	303,308	48,195,641
Roche Holding AG (participation certificate)	120,604	34,337,931
Sanofi SA sponsored ADR	797,551	39,797,795
		211,434,332
TOTAL HEALTH CARE		477,400,426
INDUSTRIALS - 8.6%
Aerospace & Defense - 3.7%
Airbus Group NV	105,604	16,821,227
L3Harris Technologies, Inc.	108,326	22,577,305
Lockheed Martin Corp.	56,685	24,341,106
Northrop Grumman Corp.	89,264	39,879,585
		103,619,223
Air Freight & Logistics - 0.5%
DHL Group	302,895	14,573,116
Electrical Equipment - 0.5%
Eaton Corp. PLC	38,368	9,441,597
Regal Rexnord Corp.	45,506	6,073,231
		15,514,828
Industrial Conglomerates - 1.0%
Siemens AG	165,177	29,570,628
Machinery - 2.3%
Deere & Co.	101,400	39,909,012
Oshkosh Corp.	26,090	2,872,509
Pentair PLC	294,455	21,545,272
		64,326,793
Professional Services - 0.6%
Maximus, Inc.	215,011	17,441,692
TOTAL INDUSTRIALS		245,046,280
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 2.1%
Cisco Systems, Inc.	1,226,756	61,558,616
IT Services - 2.4%
Amdocs Ltd.	386,304	35,416,351
Capgemini SA	75,636	16,936,492
Cognizant Technology Solutions Corp. Class A	204,215	15,749,061
		68,101,904
Software - 1.4%
Gen Digital, Inc.	1,012,282	23,768,381
Open Text Corp. (b)	354,518	15,460,530
		39,228,911
TOTAL INFORMATION TECHNOLOGY		168,889,431
MATERIALS - 2.1%
Chemicals - 1.3%
CF Industries Holdings, Inc.	261,200	19,723,212
Nutrien Ltd.	331,100	16,511,957
		36,235,169
Containers & Packaging - 0.6%
Crown Holdings, Inc.	184,400	16,319,400
Metals & Mining - 0.2%
Newmont Corp.	211,030	7,282,645
TOTAL MATERIALS		59,837,214
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Crown Castle, Inc.	165,900	17,958,675
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	111,731	9,643,503
TOTAL REAL ESTATE		27,602,178
UTILITIES - 9.1%
Electric Utilities - 5.9%
Constellation Energy Corp.	269,450	32,872,900
Edison International	495,133	33,411,575
NextEra Energy, Inc.	233,981	13,718,306
PG&E Corp.	3,708,803	62,567,507
Southern Co.	344,246	23,931,982
		166,502,270
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.	778,431	12,984,229
Multi-Utilities - 2.7%
Dominion Energy, Inc.	562,552	25,719,877
National Grid PLC	1,420,800	18,923,784
Sempra	462,800	33,117,968
		77,761,629
TOTAL UTILITIES		257,248,128
TOTAL COMMON STOCKS (Cost $2,172,105,035)		2,728,996,191

Nonconvertible Preferred Stocks - 1.2%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co. Ltd. (Cost $32,439,498)	792,210	34,664,215

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	54,254,090	54,264,941
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	2,951,705	2,952,000
TOTAL MONEY MARKET FUNDS (Cost $57,216,941)		57,216,941

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $2,261,761,474)	2,820,877,347
NET OTHER ASSETS (LIABILITIES) - 0.7%	20,199,737
NET ASSETS - 100.0%	2,841,077,084

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	43,166,966	292,082,227	280,984,252	1,458,964	-	-	54,264,941	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	21,052,883	83,712,002	101,812,885	303,310	-	-	2,952,000	0.0%
Total	64,219,849	375,794,229	382,797,137	1,762,274	-	-	57,216,941

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	147,874,859	147,874,859	-	-
Consumer Discretionary	82,244,679	82,244,679	-	-
Consumer Staples	366,181,682	325,771,006	40,410,676	-
Energy	229,486,984	229,486,984	-	-
Financials	667,184,330	667,184,330	-	-
Health Care	477,400,426	443,062,495	34,337,931	-
Industrials	245,046,280	198,654,425	46,391,855	-
Information Technology	203,553,646	168,889,431	34,664,215	-
Materials	59,837,214	59,837,214	-	-
Real Estate	27,602,178	27,602,178	-	-
Utilities	257,248,128	238,324,344	18,923,784	-

Money Market Funds	57,216,941	57,216,941	-	-
Total Investments in Securities:	2,820,877,347	2,646,148,886	174,728,461	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,859,642) - See accompanying schedule:
Unaffiliated issuers (cost $2,204,544,533)	$2,763,660,406
Fidelity Central Funds (cost $57,216,941)	57,216,941

Total Investment in Securities (cost $2,261,761,474)		$2,820,877,347
Foreign currency held at value (cost $1,281)		1,275
Receivable for investments sold		11,548,621
Receivable for fund shares sold		19,748,262
Dividends receivable		2,053,167
Reclaims receivable		1,750,465
Distributions receivable from Fidelity Central Funds		159,627
Prepaid expenses		2,426
Total assets		2,856,141,190
Liabilities
Payable for investments purchased	$9,181,421
Payable for fund shares redeemed	1,395,259
Accrued management fee	1,084,989
Other affiliated payables	379,974
Other payables and accrued expenses	70,463
Collateral on securities loaned	2,952,000
Total Liabilities		15,064,106
Net Assets		$2,841,077,084
Net Assets consist of:
Paid in capital		$2,255,702,901
Total accumulated earnings (loss)		585,374,183
Net Assets		$2,841,077,084

Net Asset Value and Maximum Offering Price
Value Discovery :
Net Asset Value, offering price and redemption price per share ($2,823,466,529 ÷ 80,540,184 shares)		$35.06
Class K :
Net Asset Value, offering price and redemption price per share ($17,610,555 ÷ 501,974 shares)		$35.08
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$31,700,244
Income from Fidelity Central Funds (including $303,310 from security lending)		1,762,274
Total Income		33,462,518
Expenses
Management fee
Basic fee	$7,235,712
Performance adjustment	62,135
Transfer agent fees	1,887,329
Accounting fees	360,206
Custodian fees and expenses	43,162
Independent trustees' fees and expenses	8,127
Registration fees	59,056
Audit	30,483
Legal	4,298
Miscellaneous	5,062
Total expenses before reductions	9,695,570
Expense reductions	(119,640)
Total expenses after reductions		9,575,930
Net Investment income (loss)		23,886,588
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	48,805,603
Foreign currency transactions	35,134
Total net realized gain (loss)		48,840,737
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(40,013,527)
Assets and liabilities in foreign currencies	(51,671)
Total change in net unrealized appreciation (depreciation)		(40,065,198)
Net gain (loss)		8,775,539
Net increase (decrease) in net assets resulting from operations		$32,662,127
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,886,588	$39,500,806
Net realized gain (loss)	48,840,737	105,614,232
Change in net unrealized appreciation (depreciation)	(40,065,198)	15,435,014
Net increase (decrease) in net assets resulting from operations	32,662,127	160,550,052
Distributions to shareholders	(147,607,805)	(133,719,223)

Share transactions - net increase (decrease)	26,914,327	(52,772,440)
Total increase (decrease) in net assets	(88,031,351)	(25,941,611)

Net Assets
Beginning of period	2,929,108,435	2,955,050,046
End of period	$2,841,077,084	$2,929,108,435

Financial Highlights
Fidelity® Value Discovery Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$36.46	$36.10	$37.95	$26.99	$28.85	$29.25
Income from Investment Operations
Net investment income (loss) A,B	.30	.48	.45	.40	.57 C	.54
Net realized and unrealized gain (loss)	.13	1.53	(.48)	10.98	(1.53)	.22
Total from investment operations	.43	2.01	(.03)	11.38	(.96)	.76
Distributions from net investment income	(.58)	(.44)	(.43)	(.42)	(.52)	(.57)
Distributions from net realized gain	(1.26)	(1.21)	(1.40)	-	(.38)	(.59)
Total distributions	(1.83) D	(1.65)	(1.82) D	(.42)	(.90)	(1.16)
Net asset value, end of period	$35.06	$36.46	$36.10	$37.95	$26.99	$28.85
Total Return E,F	1.40%	5.83%	(.21)%	42.65%	(3.54)%	2.86%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.70% I	.84%	.80%	.75%	.66%	.60%
Expenses net of fee waivers, if any	.69% I	.83%	.80%	.75%	.66%	.60%
Expenses net of all reductions	.69% I	.83%	.80%	.74%	.64%	.60%
Net investment income (loss)	1.72% I	1.37%	1.20%	1.21%	2.07% C	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$2,823,467	$2,911,436	$2,895,400	$3,192,073	$1,788,146	$2,400,695
Portfolio turnover rate J	24% I	24% K	34% K	36%	70% K	48%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Value Discovery Fund Class K

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$36.49	$36.13	$37.98	$27.01	$28.86	$29.28
Income from Investment Operations
Net investment income (loss) A,B	.31	.51	.49	.44	.60 C	.58
Net realized and unrealized gain (loss)	.14	1.54	(.48)	10.97	(1.52)	.20
Total from investment operations	.45	2.05	.01	11.41	(.92)	.78
Distributions from net investment income	(.60)	(.47)	(.46)	(.44)	(.55)	(.61)
Distributions from net realized gain	(1.26)	(1.21)	(1.40)	-	(.38)	(.59)
Total distributions	(1.86)	(1.69) D	(1.86)	(.44)	(.93)	(1.20)
Net asset value, end of period	$35.08	$36.49	$36.13	$37.98	$27.01	$28.86
Total Return E,F	1.45%	5.92%	(.12)%	42.76%	(3.40)%	2.93%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.61% I	.75%	.70%	.65%	.56%	.49%
Expenses net of fee waivers, if any	.60% I	.74%	.70%	.65%	.56%	.49%
Expenses net of all reductions	.60% I	.74%	.70%	.65%	.54%	.48%
Net investment income (loss)	1.82% I	1.47%	1.30%	1.30%	2.17% C	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$17,611	$17,672	$59,650	$87,856	$37,275	$55,768
Portfolio turnover rate J	24% I	24% K	34% K	36%	70% K	48%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.84%.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$636,487,256
Gross unrealized depreciation	(80,000,562)
Net unrealized appreciation (depreciation)	$556,486,694
Tax cost	$2,264,390,653
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Discovery Fund	333,163,019	395,032,503

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Value Discovery Fund	928,278	8,848,380	30,615,682	Class K
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Value Discovery	.1362

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Value Discovery	$1,883,822.14
Class K	3,507.04
	$1,887,329

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Value Discovery Fund	.0259

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Value Discovery Fund	.03

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

The management fee will be determined by calculating a basic fee and then applying a performance adjustment.

When determining a class's basic fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual basic fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Value Discovery	.65
Class K	.56

One-twelfth of the basic fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

The performance adjustment rate will be calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Value Discovery Fund	Russell 3000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance will be based on the performance of Value Discovery. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate will be ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate will be divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount will be proportionately added to or subtracted from a class's basic fee.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Value Discovery Fund	$5,159

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Value Discovery Fund	20,642,561	66,863,256	(1,080,222)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Value Discovery Fund	$2,221
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Value Discovery Fund	$25,942	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $165.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $119,475.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Value Discovery Fund
Distributions to shareholders
Value Discovery	$146,729,501	$131,037,906
Class K	878,304	2,681,317
Total	$147,607,805	$133,719,223
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Value Discovery Fund
Value Discovery
Shares sold	9,845,578	18,888,345	$336,037,008	$639,957,332
Reinvestment of distributions	2,752,672	2,461,661	93,601,712	85,499,522
Shares redeemed	(11,910,841)	(21,696,074)	(403,298,079)	(739,316,686)
Net increase (decrease)	687,409	(346,068)	$26,340,641	$(13,859,832)
Class K
Shares sold	51,062	291,506	$1,748,415	$10,198,809
Reinvestment of distributions	25,815	77,184	878,304	2,681,317
Shares redeemed	(59,176)	(1,535,242)	(2,053,033)	(51,792,734)
Net increase (decrease)	17,701	(1,166,552)	$573,686	$(38,912,608)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024
Fidelity® Value Discovery Fund
Fidelity® Value Discovery Fund **	.69%
Actual		$ 1,000	$ 1,014.00	$ 3.49
Hypothetical-B		$ 1,000	$ 1,021.67	$ 3.51
Class K **	.60%
Actual		$ 1,000	$ 1,014.50	$ 3.04
Hypothetical-B		$ 1,000	$ 1,022.12	$ 3.05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Value Discovery Fund
Fidelity® Value Discovery Fund	.65%
Actual		$ 3.29
Hypothetical- B		$ 3.30
Class K	.57%
Actual		$ 2.89
Hypothetical- B		$ 2.90

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.783113.121
FVD-SANN-0324
Fidelity® Low-Priced Stock Fund

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Wells Fargo & Co.	1.9
Elevance Health, Inc.	1.9
Metro, Inc.	1.6
Seagate Technology Holdings PLC	1.5
UnitedHealth Group, Inc.	1.5
Next PLC	1.5
TotalEnergies SE sponsored ADR	1.5
PG&E Corp.	1.4
Reinsurance Group of America, Inc.	1.1
Unum Group	1.1
15.0

Market Sectors (% of Fund's net assets)

Industrials	16.4
Financials	15.8
Information Technology	15.6
Consumer Discretionary	14.6
Health Care	11.6
Energy	8.9
Consumer Staples	6.6
Materials	5.4
Utilities	1.8
Communication Services	1.2
Real Estate	0.9

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.2%
Entertainment - 0.5%
GungHo Online Entertainment, Inc.	492,727	8,284
International Games Systems Co. Ltd.	1,720,706	45,532
Warner Bros Discovery, Inc. (a)	6,280,831	62,934
		116,750
Interactive Media & Services - 0.2%
Cars.com, Inc. (a)	3,126,546	54,496
JOYY, Inc. ADR	197,425	6,053
New Work SE (b)	33,441	2,233
		62,782
Media - 0.5%
Comcast Corp. Class A	1,903,663	88,596
Intage Holdings, Inc.	214,893	2,541
Nexstar Media Group, Inc. Class A	166,290	29,551
Pico Far East Holdings Ltd.	22,200,608	4,292
Reach PLC	5,430,826	4,250
RKB Mainichi Broadcasting Corp.	34,946	1,187
Thryv Holdings, Inc. (a)	441,100	9,016
Trenders, Inc. (b)	147,906	937
		140,370
TOTAL COMMUNICATION SERVICES		319,902
CONSUMER DISCRETIONARY - 14.6%
Automobile Components - 1.5%
Adient PLC (a)	892,790	30,989
ASTI Corp. (c)	195,675	4,160
Brembo SpA	1,080,064	13,353
Cie Automotive SA	1,350,453	35,756
DaikyoNishikawa Corp.	492,714	2,466
Gentex Corp.	591,693	19,603
GUD Holdings Ltd.	98,174	779
Hi-Lex Corp.	114,989	1,210
LCI Industries (b)	1,170,324	130,234
Lear Corp.	666,388	88,563
Motonic Corp. (c)	1,790,746	11,052
Patrick Industries, Inc.	175,019	17,570
PT Selamat Sempurna Tbk	50,116,600	6,364
SNT Holdings Co. Ltd. (c)	885,108	12,775
Yutaka Giken Co. Ltd. (c)	913,134	16,370
		391,244
Automobiles - 0.6%
General Motors Co.	1,481,769	57,493
Harley-Davidson, Inc.	2,115,795	68,658
Isuzu Motors Ltd.	1,203,224	16,418
Kabe Husvagnar AB (B Shares)	243,036	7,555
		150,124
Broadline Retail - 2.3%
ASKUL Corp.	2,935,385	39,677
B&M European Value Retail SA	8,047,241	52,888
Belluna Co. Ltd.	1,692,797	7,284
Big Lots, Inc. (b)	1,219,227	6,998
Europris ASA (d)	2,571,176	19,301
Gwangju Shinsegae Co. Ltd.	243,645	5,576
Kohl's Corp. (b)	1,172,468	30,203
Macy's, Inc. (b)	1,090,296	19,942
Max Stock Ltd.	1,357,697	2,769
Next PLC	3,661,956	392,983
Rusta AB	4,319,451	30,391
Vipshop Holdings Ltd. ADR (a)	986,309	15,672
		623,684
Distributors - 0.4%
Arata Corp.	1,180,488	26,202
Autohellas SA	183,956	2,664
Central Automotive Products Ltd.	301,531	9,952
Inchcape PLC	5,321,786	46,198
PALTAC Corp.	1,185,405	36,090
		121,106
Diversified Consumer Services - 0.3%
Aucnet, Inc.	162,220	2,326
Cross-Harbour Holdings Ltd.	2,248,914	2,140
Frontdoor, Inc. (a)	484,472	15,871
Gakkyusha Co. Ltd.	40,273	563
H&R Block, Inc.	1,082,110	50,686
JP-Holdings, Inc.	863,225	2,679
ME Group International PLC	6,532,086	10,513
Step Co. Ltd.	406,955	5,639
		90,417
Hotels, Restaurants & Leisure - 0.3%
Betsson AB (B Shares)	3,058,688	33,330
Brinker International, Inc. (a)	571,127	24,439
Hollywood Bowl Group PLC	222,900	845
Ibersol SGPS SA	1,180,710	8,524
J.D. Wetherspoon PLC (a)	1,570,348	16,717
		83,855
Household Durables - 3.3%
Ace Bed Co. Ltd.	33,326	636
Barratt Developments PLC	18,602,219	127,397
Bellway PLC	3,702,147	129,492
Chervon Holdings Ltd.	10,789,625	21,932
Cuckoo Holdings Co. Ltd.	508,128	6,029
D.R. Horton, Inc.	240,564	34,379
Emak SpA	3,151,984	3,583
First Juken Co. Ltd. (b)(c)	1,331,393	10,062
FJ Next Co. Ltd.	1,182,970	9,976
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	8,158,037	40,188
Helen of Troy Ltd. (a)(b)(c)	1,399,044	160,191
JM AB (B Shares)	1,454,369	23,842
Open House Group Co. Ltd.	542,027	16,950
Pressance Corp.	2,496,188	28,234
Tempur Sealy International, Inc.	1,527,102	76,187
Token Corp.	236,687	15,178
TopBuild Corp. (a)	96,481	35,614
Vistry Group PLC	11,310,547	144,055
ZAGG, Inc. rights (a)(e)	448,847	0
		883,925
Leisure Products - 0.2%
Brunswick Corp.	498,305	40,203
Miroku Corp.	36,465	373
Roland Corp.	276,055	9,172
		49,748
Specialty Retail - 4.0%
Academy Sports & Outdoors, Inc.	580,034	36,386
Arcland Sakamoto Co. Ltd.	1,109,193	12,702
AutoZone, Inc. (a)	94,941	262,239
BHG Group AB (a)	4,347,817	7,115
BMTC Group, Inc. (c)	3,239,303	29,635
Buffalo Co. Ltd.	69,296	653
Dick's Sporting Goods, Inc.	511,248	76,212
Foot Locker, Inc.	2,173,204	61,197
Formosa Optical Technology Co. Ltd.	1,002,000	2,802
Fuji Corp.	495,158	5,950
Goldlion Holdings Ltd.	24,979,416	3,352
Hamee Corp.	616,681	4,541
Handsman Co. Ltd.	336,224	2,284
IA Group Corp. (c)	111,375	2,679
JD Sports Fashion PLC	36,762,904	54,533
Jumbo SA (c)	7,014,027	197,082
K's Holdings Corp.	552,274	5,019
Kid ASA (d)	51,148	654
Ku Holdings Co. Ltd.	840,179	6,756
Leon's Furniture Ltd.	305,554	4,836
Maisons du Monde SA (d)	841,165	4,065
Mr. Bricolage SA (a)	818,317	7,163
Nafco Co. Ltd. (c)	1,844,830	27,960
Papyless Co. Ltd.	60,663	380
Pendragon PLC (a)	12,706,886	5,854
Pets At Home Group PLC	1,911,847	6,789
Ross Stores, Inc.	382,525	53,661
Sally Beauty Holdings, Inc. (a)(c)	8,232,470	101,424
Sportsman's Warehouse Holdings, Inc. (a)(b)(c)	2,815,961	10,841
Syuppin Co. Ltd.	296,082	2,087
The Hour Glass Ltd.	1,837,179	2,079
Valvoline, Inc. (a)	9,949	363
WH Smith PLC	1,761,759	27,038
Williams-Sonoma, Inc.	225,034	43,519
		1,069,850
Textiles, Apparel & Luxury Goods - 1.7%
Best Pacific International Holdings Ltd.	34,489,826	4,750
Crocs, Inc. (a)	47,811	4,852
Deckers Outdoor Corp. (a)	5,595	4,217
Embry Holdings Ltd. (a)	2,147,519	113
Gildan Activewear, Inc.	2,980,631	98,434
Handsome Co. Ltd. (c)	1,400,000	19,538
Kontoor Brands, Inc.	661,339	38,768
Levi Strauss & Co. Class A (b)	4,257,009	69,304
PVH Corp.	852,240	102,490
Sun Hing Vision Group Holdings Ltd. (c)	17,847,882	1,699
Texwinca Holdings Ltd.	33,580,422	3,522
Victory City International Holdings Ltd. (e)	8,385,171	311
Wolverine World Wide, Inc. (c)	5,230,217	43,725
Youngone Corp.	250,000	8,975
Youngone Holdings Co. Ltd. (c)	752,000	45,581
		446,279
TOTAL CONSUMER DISCRETIONARY		3,910,232
CONSUMER STAPLES - 6.6%
Beverages - 0.3%
A.G. Barr PLC	1,954,840	14,071
Britvic PLC	5,667,122	63,381
Muhak Co. Ltd.	159,678	595
Viva Wine Group AB	2,534,117	9,972
		88,019
Consumer Staples Distribution & Retail - 4.7%
Acomo NV	136,083	2,582
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	2,141,916	125,509
Atacadao SA	7,154,900	15,034
Belc Co. Ltd. (c)	1,384,809	59,166
BJ's Wholesale Club Holdings, Inc. (a)	1,495,834	96,242
Corporativo Fragua S.A.B. de CV	267,029	8,378
Cosmos Pharmaceutical Corp.	926,359	99,504
Create SD Holdings Co. Ltd.	3,122,920	67,959
Eurocash SA	273,287	1,037
G-7 Holdings, Inc.	1,232,170	10,504
Genky DrugStores Co. Ltd. (c)	985,445	44,836
Halows Co. Ltd. (c)	1,454,230	43,119
MARR SpA	113,187	1,380
Metro, Inc.	7,946,406	417,224
North West Co., Inc.	74,090	2,143
Performance Food Group Co. (a)	95,605	6,949
Sprouts Farmers Market LLC (a)	3,722,940	187,524
Tsuruha Holdings, Inc.	147,898	11,704
U.S. Foods Holding Corp. (a)	114,198	5,254
YAKUODO Holdings Co. Ltd.	154,331	2,710
Yaoko Co. Ltd.	714,425	41,221
		1,249,979
Food Products - 1.2%
Armanino Foods of Distinction	1,228,547	5,934
Axyz Co. Ltd.	21,455	432
Carr's Group PLC (c)	5,938,435	9,633
Century Pacific Food, Inc.	18,194,356	10,560
Delfi Ltd.	2,985,701	2,438
Food Empire Holdings Ltd.	21,052,929	21,133
Gruma S.A.B. de CV Series B	477,532	8,939
Inghams Group Ltd.	5,421,782	15,172
Ingredion, Inc.	271,206	29,174
Lamb Weston Holdings, Inc.	589,696	60,408
Nomad Foods Ltd.	582,978	10,488
Ottogi Corp.	77,998	23,381
Pacific Andes International Holdings Ltd. (a)(e)	106,294,500	0
Pacific Andes Resources Development Ltd. (a)(e)	205,371,360	2
Pickles Holdings Co. Ltd.	351,478	3,071
Rocky Mountain Chocolate Factory, Inc. (a)(c)	446,776	1,787
S Foods, Inc.	793,328	17,839
Seaboard Corp.	15,472	55,746
Sunjin Co. Ltd. (c)	1,747,572	8,584
Sunjuice Holdings Co. Ltd.	240,000	1,765
Tate & Lyle PLC	4,366,277	34,473
		320,959
Household Products - 0.0%
Transaction Co. Ltd.	393,251	6,575
Personal Care Products - 0.3%
Hengan International Group Co. Ltd.	8,721,996	27,008
Sarantis SA (c)	3,752,727	35,608
TCI Co. Ltd.	400,000	2,194
		64,810
Tobacco - 0.1%
KT&G Corp.	286,050	19,427
Scandinavian Tobacco Group A/S (d)	690,109	12,376
		31,803
TOTAL CONSUMER STAPLES		1,762,145
ENERGY - 8.9%
Energy Equipment & Services - 0.2%
Cactus, Inc.	117,705	4,995
John Wood Group PLC (a)	17,609,950	35,149
PHX Energy Services Corp.	1,182,881	8,218
Total Energy Services, Inc.	1,731,415	12,131
Vallourec SA (a)	349,100	5,031
		65,524
Oil, Gas & Consumable Fuels - 8.7%
Adams Resources & Energy, Inc.	16,120	406
Antero Resources Corp. (a)	6,752,349	150,847
Berry Corp. (c)	4,139,428	27,776
Bonterra Energy Corp. (a)(b)	571,713	2,075
Cenovus Energy, Inc. (Canada)	10,523,165	170,475
China Petroleum & Chemical Corp. (H Shares)	85,216,201	44,330
Chord Energy Corp.	1,546,286	237,757
Civitas Resources, Inc. (b)	2,758,044	178,749
CNX Resources Corp. (a)	1,576,662	31,849
Diamondback Energy, Inc.	527,252	81,060
Energy Transfer LP	701,480	10,031
Enterprise Products Partners LP	1,609,583	43,072
Exxon Mobil Corp.	46,200	4,750
INPEX Corp.	198,932	2,704
Iwatani Corp.	97,250	4,346
Mi Chang Oil Industrial Co. Ltd. (c)	173,900	9,654
NACCO Industries, Inc. Class A	308,007	11,174
Northern Oil & Gas, Inc.	1,677,856	56,208
Oil & Natural Gas Corp. Ltd.	43,622,493	132,456
Oil India Ltd.	13,091,000	67,197
Ovintiv, Inc.	6,804,553	288,649
Parkland Corp.	525,573	17,935
Petronet LNG Ltd.	14,000,000	45,365
Range Resources Corp.	6,427,139	186,644
Scorpio Tankers, Inc.	62,453	4,415
Shell PLC (London)	812,499	25,189
Southwestern Energy Co. (a)	14,122,706	91,091
TotalEnergies SE sponsored ADR (b)	6,006,233	391,486
Unit Corp.	150,136	5,983
Unit Corp. warrants 9/3/27 (a)	115,977	104
		2,323,777
TOTAL ENERGY		2,389,301
FINANCIALS - 15.8%
Banks - 5.8%
ACNB Corp.	373,984	14,597
Associated Banc-Corp.	4,656,247	97,828
Bar Harbor Bankshares	663,131	17,447
Cadence Bank	3,631,963	96,683
Camden National Corp. (b)	335,623	12,092
Central Pacific Financial Corp.	128,198	2,470
Community Trust Bancorp, Inc.	67,186	2,788
East West Bancorp, Inc.	815,344	59,365
First Bancorp, Puerto Rico	2,701,883	45,067
First Foundation, Inc.	24,384	232
FNB Corp., Pennsylvania	5,182,751	68,309
Intercorp Financial Services, Inc.	618,224	14,497
KeyCorp	1,892,839	27,503
Nicolet Bankshares, Inc.	198,564	15,442
Oak Valley Bancorp Oakdale California (b)	117,586	3,063
OFG Bancorp	103,524	3,807
Plumas Bancorp	197,136	6,955
QCR Holdings, Inc.	575,567	33,619
Southern Missouri Bancorp, Inc.	207,149	9,034
Sparebank 1 Oestlandet	2,037,739	23,715
Sparebank 1 Sr Bank ASA (primary capital certificate)	1,118,904	13,596
Sparebanken Nord-Norge	2,417,789	23,816
Synovus Financial Corp.	3,276,617	123,397
The First Bancorp, Inc.	175,061	4,377
U.S. Bancorp	1,685,170	70,002
Union Bankshares, Inc.	125,480	3,761
United Community Bank, Inc.	2,920,026	79,834
Unity Bancorp, Inc.	108,416	2,970
Washington Trust Bancorp, Inc.	660,180	18,360
Webster Financial Corp.	1,301,644	64,405
Wells Fargo & Co.	10,263,299	515,013
West Bancorp., Inc.	625,797	11,771
Wintrust Financial Corp.	721,263	69,948
		1,555,763
Capital Markets - 2.3%
ABG Sundal Collier ASA	5,643,536	3,386
Antin Infrastructure Partners SA	390,657	7,202
Azimut Holding SpA	116,659	3,265
Banca Generali SpA	322,444	12,336
Bank of New York Mellon Corp.	108,405	6,012
DWS Group GmbH & Co. KGaA (d)	151,766	6,229
Federated Hermes, Inc.	2,548,054	89,080
Korea Ratings Corp.	29,923	1,737
Lazard, Inc. Class A	2,611,680	101,803
LPL Financial	274,113	65,565
Rathbone Brothers PLC	1,756,876	36,915
Raymond James Financial, Inc.	1,521,198	167,606
SEI Investments Co.	1,080	68
Stifel Financial Corp.	1,008,406	73,563
T. Rowe Price Group, Inc.	9,950	1,079
Van Lanschot Kempen NV (Bearer)	1,009,935	30,506
Vontobel Holdings AG	220,720	14,630
		620,982
Consumer Finance - 1.2%
Aeon Credit Service (Asia) Co. Ltd.	13,939,681	9,590
Discover Financial Services	2,478,885	261,572
OneMain Holdings, Inc.	809,311	38,523
		309,685
Financial Services - 1.6%
ASAX Co. Ltd.	108,276	549
Enact Holdings, Inc.	1,194,327	34,026
Essent Group Ltd.	1,680,622	92,703
Far East Horizon Ltd.	3,349,819	2,456
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	4,861	749
Class C (non-vtg.)	322,052	59,995
FleetCor Technologies, Inc. (a)	561,659	162,842
Fuyo General Lease Co. Ltd.	128,195	11,464
Nice Information & Telecom, Inc.	433,187	7,040
Tokyo Century Corp.	595,629	6,618
Zenkoku Hosho Co. Ltd.	1,531,757	57,002
		435,444
Insurance - 4.9%
American Financial Group, Inc.	742,968	89,453
ASR Nederland NV	1,872,918	88,472
Db Insurance Co. Ltd.	308,087	20,323
Direct Line Insurance Group PLC (a)	47,143,254	101,207
First American Financial Corp.	744,658	44,940
Grupo Catalana Occidente SA	399,287	14,305
Hartford Financial Services Group, Inc.	421,181	36,626
Hiscox Ltd.	295,675	3,893
National Western Life Group, Inc.	5,759	2,787
NN Group NV	1,037,494	42,525
Primerica, Inc.	417,542	97,772
Qualitas Controladora S.A.B. de CV	818,956	9,049
Reinsurance Group of America, Inc.	1,741,078	302,756
Selective Insurance Group, Inc.	1,037,193	108,760
Stewart Information Services Corp.	533,617	32,903
Talanx AG	488,543	34,344
The Travelers Companies, Inc.	23,962	5,065
Unum Group	6,093,439	294,557
		1,329,737
TOTAL FINANCIALS		4,251,611
HEALTH CARE - 11.6%
Biotechnology - 0.5%
Amgen, Inc.	2,980	936
Cell Biotech Co. Ltd.	404,461	3,472
Essex Bio-Technology Ltd.	11,642,101	3,831
Gilead Sciences, Inc.	1,226,508	95,987
Regeneron Pharmaceuticals, Inc. (a)	4,270	4,026
United Therapeutics Corp. (a)	124,219	26,680
		134,932
Health Care Equipment & Supplies - 0.9%
Dentsply Sirona, Inc.	1,291,471	44,879
Embecta Corp.	1,718,760	29,460
Fukuda Denshi Co. Ltd.	1,617,494	86,247
InBody Co. Ltd. (c)	741,922	13,763
Nakanishi, Inc.	389,971	6,382
Prim SA (c)	1,340,976	14,999
Techno Medica Co. Ltd.	37,055	495
Utah Medical Products, Inc. (c)	213,090	16,879
Value Added Technology Co. Ltd.	436,553	10,469
Vieworks Co. Ltd.	394,258	8,059
Zimmer Biomet Holdings, Inc.	29,789	3,741
		235,373
Health Care Providers & Services - 8.4%
Centene Corp. (a)	2,788,245	209,983
Ci Medical Co. Ltd.	97,791	2,788
Cigna Group	923,263	277,856
CVS Health Corp.	747,181	55,568
Elevance Health, Inc.	1,021,312	503,956
Henry Schein, Inc. (a)	762,275	57,049
Hi-Clearance, Inc.	1,660,459	7,079
Humana, Inc.	364,244	137,706
Laboratory Corp. of America Holdings	483,427	107,466
Medica Sur SA de CV	1,125,987	2,663
Quest Diagnostics, Inc.	402,454	51,687
Select Medical Holdings Corp.	122,399	3,181
Ship Healthcare Holdings, Inc.	585,228	8,882
Sinopharm Group Co. Ltd. (H Shares)	42,644,736	112,134
UnitedHealth Group, Inc.	801,440	410,129
Universal Health Services, Inc. Class B	1,822,301	289,400
WIN-Partners Co. Ltd. (c)	2,077,371	17,964
		2,255,491
Health Care Technology - 0.0%
Software Service, Inc.	49,250	4,184
Life Sciences Tools & Services - 0.5%
ICON PLC (a)	535,345	139,655
Pharmaceuticals - 1.3%
China Medical System Holdings Ltd.	9,854,503	14,082
Consun Pharmaceutical Group Ltd.	3,941,946	2,687
Daewon Pharmaceutical Co. Ltd. (c)	2,142,922	23,456
Dai Han Pharmaceutical Co. Ltd.	297,037	6,259
Daito Pharmaceutical Co. Ltd.	88,181	1,177
Dawnrays Pharmaceutical Holdings Ltd.	64,051,715	9,147
DongKook Pharmaceutical Co. Ltd.	1,420,400	18,992
Faes Farma SA	3,027,612	9,963
Genomma Lab Internacional SA de CV	2,390,178	1,961
Granules India Ltd.	591,564	2,959
Huons Co. Ltd. (c)	853,834	21,974
Hypera SA	1,921,000	12,303
Jazz Pharmaceuticals PLC (a)	211,736	25,984
Korea United Pharm, Inc.	40,010	733
Kwang Dong Pharmaceutical Co. Ltd. (c)	4,164,491	22,602
Nippon Chemiphar Co. Ltd.	19,040	207
Recordati SpA	618,993	34,317
Sanofi SA	1,226,167	122,795
Sanofi SA sponsored ADR	124,505	6,213
Syngen Biotech Co. Ltd.	357,700	1,724
Whanin Pharmaceutical Co. Ltd. (c)	1,016,010	10,938
		350,473
TOTAL HEALTH CARE		3,120,108
INDUSTRIALS - 16.4%
Aerospace & Defense - 0.7%
Cadre Holdings, Inc.	1,357,247	46,133
Huntington Ingalls Industries, Inc.	432,901	112,087
Leonardo DRS, Inc. (a)	429,646	8,339
Rheinmetall AG	27,069	9,502
V2X, Inc. (a)	396,696	15,428
		191,489
Air Freight & Logistics - 0.4%
AIT Corp.	160,109	2,052
Compania de Distribucion Integral Logista Holdings SA	1,039,283	29,472
Hamakyorex Co. Ltd. (c)	1,229,088	34,223
SENKO Co. Ltd.	492,973	3,854
Sinotrans Ltd. (H Shares)	29,562,245	12,333
Trancom Co. Ltd. (c)	813,169	38,537
		120,471
Building Products - 0.8%
Builders FirstSource, Inc. (a)	276,847	48,097
Hayward Holdings, Inc. (a)	9,336,827	116,897
Janus International Group, Inc. (a)	1,551,795	21,958
Kondotec, Inc. (c)	1,579,624	13,140
Nihon Dengi Co. Ltd.	305,522	11,359
Nihon Flush Co. Ltd.	1,119,445	7,135
Owens Corning	35,525	5,383
Sekisui Jushi Corp.	128,791	2,218
		226,187
Commercial Services & Supplies - 1.1%
Aeon Delight Co. Ltd.	199,331	5,106
AJIS Co. Ltd. (c)	848,862	15,215
BIC SA	39,703	2,750
Civeo Corp. (c)	817,993	18,159
CoreCivic, Inc. (a)	3,316,073	47,155
CTS Co. Ltd.	124,091	587
Fursys, Inc. (c)	900,000	20,649
Lion Rock Group Ltd.	18,279,240	2,435
Mears Group PLC	250,525	1,089
Mitie Group PLC	40,804,695	53,470
Pilot Corp.	4,928	138
Prestige International, Inc.	2,174,800	8,930
Prosegur Compania de Seguridad SA (Reg.)	295,557	560
S1 Corp.	326,880	13,961
Takkt AG	576,594	8,425
The GEO Group, Inc. (a)(b)	2,045,580	22,747
VSE Corp. (c)	1,148,380	71,326
		292,702
Construction & Engineering - 1.0%
Boustead Singapore Ltd.	5,715,504	3,701
Bowman Consulting Group Ltd. (a)	488,417	15,341
Dai-Dan Co. Ltd.	197,202	2,189
Daiichi Kensetsu Corp.	985,505	12,083
EMCOR Group, Inc.	647,887	147,790
Fuji Furukawa Engineering & Construction Co. Ltd.	14,955	559
Geumhwa PSC Co. Ltd. (c)	316,299	6,007
Meisei Industrial Co. Ltd.	397,171	3,130
Mirait One Corp.	319,902	4,227
Nippon Rietec Co. Ltd.	734,276	6,451
Primoris Services Corp.	882,454	28,944
Raiznext Corp. (c)	3,104,099	33,032
Shinnihon Corp.	917,896	7,553
Sinopec Engineering Group Co. Ltd. (H Shares)	97,595	49
United Integrated Services Co.	300,800	2,662
		273,718
Electrical Equipment - 1.4%
Acuity Brands, Inc.	706,721	168,313
Aichi Electric Co. Ltd.	383,667	10,239
AQ Group AB	749,618	39,186
Chiyoda Integre Co. Ltd.	267,207	5,000
GrafTech International Ltd. (c)	18,172,650	24,170
Hammond Power Solutions, Inc. Class A (b)	281,816	19,490
Korea Electric Terminal Co. Ltd.	437,401	22,739
nVent Electric PLC	512,471	30,769
Sensata Technologies, Inc. PLC	315,457	11,410
TKH Group NV (bearer) (depositary receipt)	902,182	36,484
Vitzrocell Co. Ltd.	140,000	1,837
		369,637
Ground Transportation - 0.6%
Alps Logistics Co. Ltd. (c)	2,265,837	27,406
Sakai Moving Service Co. Ltd. (c)	2,544,799	48,370
Stef SA	235,918	30,850
Universal Logistics Holdings, Inc. (c)	1,354,083	41,327
		147,953
Industrial Conglomerates - 0.5%
DCC PLC (United Kingdom)	1,659,242	121,035
Mytilineos SA	591,385	24,286
		145,321
Machinery - 3.3%
Aalberts Industries NV	5,181,377	207,070
Allison Transmission Holdings, Inc.	72,340	4,379
Beijer Alma AB (B Shares)	1,436,921	25,323
Crane Co.	1,067,858	132,532
Daiwa Industries Ltd.	838,434	8,944
EnPro Industries, Inc.	371,125	55,439
ESAB Corp.	675,298	58,069
Estic Corp.	369,608	2,312
Foremost Income Fund (a)	2,141,103	10,535
Haitian International Holdings Ltd.	6,602,351	14,696
Hillenbrand, Inc.	2,886,263	134,413
Hosokawa Micron Corp.	108,451	3,383
Hy-Lok Corp.	102,000	1,899
Hyster-Yale Materials Handling, Inc. Class A	161,229	10,596
ITT, Inc.	533,980	64,494
JOST Werke AG (d)	74,418	3,599
Luxfer Holdings PLC sponsored	768,742	6,327
Miller Industries, Inc.	315,585	12,702
Mincon Group PLC	2,053,259	1,442
Nadex Co. Ltd. (c)	756,817	5,492
Precision Tsugami China Corp. Ltd.	384,198	453
Semperit AG Holding	198,821	3,116
Shinwa Co. Ltd.	86,492	1,444
SIMPAC, Inc.	1,183,000	3,447
Stabilus Se	70,473	4,954
Takamatsu Machinery Co. Ltd.	201,637	719
Takeuchi Manufacturing Co. Ltd.	443,473	15,161
Timken Co.	503,381	41,232
TK Group Holdings Ltd.	7,919,243	1,366
Tocalo Co. Ltd.	2,822,112	30,019
Trinity Industrial Corp.	805,224	5,600
Yamada Corp.	54,274	1,949
		873,106
Marine Transportation - 0.0%
SITC International Holdings Co. Ltd. (b)	5,731,853	8,697
Tokyo Kisen Co. Ltd.	301,665	1,301
		9,998
Passenger Airlines - 0.1%
Jet2 PLC	1,471,179	24,909
Professional Services - 3.2%
Altech Corp.	330,934	6,444
Artner Co. Ltd.	243,439	3,615
Barrett Business Services, Inc.	69,103	7,758
CACI International, Inc. Class A (a)	325,653	111,937
Careerlink Co. Ltd.	162,438	2,878
Concentrix Corp.	1,659,069	147,441
Creek & River Co. Ltd.	9,892	134
E-Credible Co. Ltd.	250,349	2,465
Gakujo Co. Ltd.	271,466	3,263
Genpact Ltd.	4,555,807	163,553
Hito Communications Holdings, Inc.	178,737	1,463
HRnetgroup Ltd.	4,540,956	2,407
IFIS Japan Ltd.	174,902	719
KBR, Inc.	2,279,400	118,780
Maximus, Inc.	1,463,253	118,699
Open Up Group, Inc.	97,218	1,506
Persol Holdings Co. Ltd.	10,103,626	16,062
Quick Co. Ltd. (c)	1,037,583	18,429
Science Applications International Corp.	357,940	45,695
SS&C Technologies Holdings, Inc.	4,928	301
Synergie SA	131,328	4,556
Verra Mobility Corp. (a)	2,763,424	66,073
WDB Holdings Co. Ltd.	650,860	10,250
Will Group, Inc.	1,098,571	9,003
		863,431
Trading Companies & Distributors - 3.2%
AerCap Holdings NV (a)	214,663	16,435
Alconix Corp.	1,372,498	13,227
Alligo AB (B Shares)	239,714	3,050
Beacon Roofing Supply, Inc. (a)	940,772	77,981
Bergman & Beving AB (B Shares)	381,852	6,678
Bossard Holding AG	60,850	14,596
Chori Co. Ltd.	1,091,864	22,034
Core & Main, Inc. (a)	2,914,477	120,397
Ferguson PLC	572,976	107,639
Global Industrial Co.	1,202,837	51,157
Goodfellow, Inc. (c)	675,641	7,086
Green Cross Co. Ltd. (c)	486,059	3,385
Horizon Construction Development Ltd.	36,616	12
Inaba Denki Sangyo Co. Ltd.	354,712	8,475
Itochu Corp.	3,528,548	160,140
Kamei Corp.	94,712	1,245
KS Energy Services Ltd. (a)(e)	12,806,409	124
Lumax International Corp. Ltd.	2,201,510	6,338
Mitani Shoji Co. Ltd.	2,768,996	37,009
Momentum Group Komponenter & Tjanster AB	1,577,263	20,688
Parker Corp. (c)	2,108,816	11,739
Richelieu Hardware Ltd.	689,357	22,263
RS GROUP PLC	5,845,865	58,201
Sanyo Trading Co. Ltd.	130,520	1,163
Senshu Electric Co. Ltd. (c)	1,272,309	32,347
Thermador Groupe SA	5,496	510
Totech Corp. (c)	887,399	33,399
Yamazen Co. Ltd.	128,100	1,095
Yuasa Trading Co. Ltd.	360,258	12,003
		850,416
Transportation Infrastructure - 0.1%
Daito Koun Co. Ltd.	19,570	104
Isewan Terminal Service Co. Ltd.	1,070,489	5,749
Qingdao Port International Co. Ltd. (H Shares) (d)	16,260,016	9,101
		14,954
TOTAL INDUSTRIALS		4,404,292
INFORMATION TECHNOLOGY - 15.6%
Electronic Equipment, Instruments & Components - 6.8%
Advanced Energy Industries, Inc.	1,157,469	120,585
Belden, Inc.	1,076,898	79,884
CDW Corp.	733,343	166,264
Crane Nxt Co.	2,169,947	126,465
Daido Signal Co. Ltd.	40,041	115
Daiwabo Holdings Co. Ltd.	1,372,343	29,841
Dexerials Corp.	683,552	19,699
Flex Ltd. (a)	2,730,590	64,824
FLEXium Interconnect, Inc.	600,000	1,637
Hon Hai Precision Industry Co. Ltd. (Foxconn)	31,404,012	102,751
IDIS Holdings Co. Ltd. (c)	743,796	6,292
Insight Enterprises, Inc. (a)	689,069	127,299
Jabil, Inc.	728,783	91,309
Kingboard Chemical Holdings Ltd. (c)	67,340,089	119,859
Makus, Inc.	686,027	6,927
Maruwa Ceramic Co. Ltd.	66,062	13,218
Methode Electronics, Inc. Class A (c)	2,118,251	43,975
Nippo Ltd. (c)	630,682	6,454
PAX Global Technology Ltd.	44,442,338	31,060
Redington (India) Ltd.	29,256,820	63,280
Riken Keiki Co. Ltd.	124,390	6,146
SAMT Co. Ltd.	100,000	200
Shibaura Electronics Co. Ltd.	369,426	13,719
Simplo Technology Co. Ltd.	6,990,000	90,477
TD SYNNEX Corp.	2,406,553	240,607
Test Research, Inc.	150,000	333
Thinking Electronic Industries Co. Ltd.	4,124,000	20,913
Tomen Devices Corp.	99,536	3,631
Tripod Technology Corp.	3,548,000	21,190
Vontier Corp.	3,764,003	130,197
VSTECS Holdings Ltd. (c)	109,780,125	59,154
Yageo Corp.	1,266,000	22,272
		1,830,577
IT Services - 2.9%
ALTEN	118,324	18,388
Amdocs Ltd.	2,739,925	251,196
Argo Graphics, Inc.	725,205	21,280
Asahi Intelligence Service Co.	38,699	364
Avant Group Corp.	225,934	2,206
CDS Co. Ltd.	305,200	3,546
Cognizant Technology Solutions Corp. Class A	2,163,167	166,823
CSE Global Ltd.	24,703,996	7,424
Densan System Holdings Co. Ltd.	75,514	1,514
Dimerco Data System Corp.	994,799	4,274
DTS Corp.	582,584	14,329
Econocom Group SA	4,771,455	12,169
Exclusive Networks SA (a)	106,253	2,170
Future Corp.	376,552	4,469
Gabia, Inc. (c)	900,000	11,595
Himacs Ltd.	27,580	269
Indra Sistemas SA	8,219,189	146,294
Information Planning Co.	123,515	3,231
Know IT AB	370,017	4,992
Neurones	70,805	3,470
Pole To Win Holdings, Inc. (b)	258,081	875
Sopra Steria Group	350,359	82,466
TDC Soft, Inc.	517,993	8,011
TIS, Inc.	455,496	10,131
		781,486
Semiconductors & Semiconductor Equipment - 2.9%
ASMPT Ltd.	3,398,970	32,801
Japan Material Co. Ltd.	97,271	1,644
Machvision, Inc.	209,000	1,839
Melexis NV	97,683	8,456
Micron Technology, Inc.	1,595,014	136,772
MKS Instruments, Inc.	1,649,537	175,593
Novatek Microelectronics Corp.	100,000	1,629
Parade Technologies Ltd.	936,000	33,214
Powertech Technology, Inc.	10,000,000	46,437
Renesas Electronics Corp. (a)	4,200,164	68,915
Skyworks Solutions, Inc.	1,049,084	109,587
Sumco Corp.	1,917,884	29,076
Systems Technology, Inc.	150,100	2,981
Taiwan Semiconductor Manufacturing Co. Ltd.	3,701,000	74,104
Topco Scientific Co. Ltd.	7,819,593	46,855
		769,903
Software - 0.3%
Cresco Ltd.	665,758	8,633
Focus Systems Corp.	87,426	628
Fukui Computer Holdings, Inc.	197,084	3,479
Hecto Innovation Co. Ltd.	500,074	5,322
Jastec Co. Ltd.	264,471	2,447
Justsystems Corp.	98,501	2,058
KSK Co., Ltd. (c)	535,128	11,117
Linedata Services	8,974	568
NetGem SA	439,006	503
NSW, Inc.	172,475	3,442
Open Text Corp.	1,050,352	45,805
Pro-Ship, Inc.	593,266	5,721
System Research Co. Ltd.	135,335	2,738
		92,461
Technology Hardware, Storage & Peripherals - 2.7%
Dell Technologies, Inc.	1,867,709	154,796
Elecom Co. Ltd.	542,141	6,305
MCJ Co. Ltd.	2,651,901	22,237
Samsung Electronics Co. Ltd.	1,884,000	102,372
Seagate Technology Holdings PLC	4,795,411	410,871
TSC Auto ID Technology Corp. (c)	2,544,911	18,377
		714,958
TOTAL INFORMATION TECHNOLOGY		4,189,385
MATERIALS - 5.4%
Chemicals - 2.9%
Axalta Coating Systems Ltd. (a)	3,887,131	126,021
C. Uyemura & Co. Ltd.	739,108	56,087
Celanese Corp. Class A	666,188	97,457
EcoGreen International Group Ltd. (a)(c)(e)	52,196,039	3,171
Element Solutions, Inc.	4,111,234	91,393
Fujikura Kasei Co., Ltd.	658,540	2,042
Gujarat Narmada Valley Fertilizers Co.	500,197	4,525
Gujarat State Fertilizers & Chemicals Ltd.	10,160,536	36,587
Huntsman Corp.	3,540,878	86,893
Jcu Corp.	344,967	8,706
KPX Chemical Co. Ltd.	110,852	3,591
LyondellBasell Industries NV Class A	1,977,870	186,157
Miwon Commercial Co. Ltd.	28,100	3,522
Muto Seiko Co. Ltd. (b)	197,057	3,012
Scientex Bhd	100,000	85
Soulbrain Co. Ltd.	81,000	16,333
Tronox Holdings PLC	3,326,329	45,870
Yip's Chemical Holdings Ltd.	21,632,192	4,070
		775,522
Construction Materials - 0.8%
Buzzi SpA	394,414	13,435
Eagle Materials, Inc.	371,185	83,992
GCC S.A.B. de CV	332,291	3,838
Mitani Sekisan Co. Ltd.	921,376	31,657
RHI Magnesita NV	198,802	8,475
SigmaRoc PLC (a)	15,679,505	12,916
Vertex Corp.	29,725	358
Wienerberger AG	1,632,420	55,536
		210,207
Containers & Packaging - 0.7%
Chuoh Pack Industry Co. Ltd. (c)	403,118	3,952
Corticeira Amorim SGPS SA	1,476,167	15,076
Groupe Guillin SA	135,437	4,457
Kohsoku Corp. (c)	1,626,337	25,159
Mayr-Melnhof Karton AG	183,922	24,329
Packaging Corp. of America	578,964	96,039
Silgan Holdings, Inc.	181,317	8,330
The Pack Corp. (b)(c)	1,266,310	29,149
		206,491
Metals & Mining - 0.5%
Boliden AB	147,895	3,936
CK-SAN-ETSU Co. Ltd.	28,533	759
Hill & Smith Holdings PLC	507,170	12,045
PRL Global Ltd. (e)	354,336	349
Tohoku Steel Co. Ltd.	39,882	472
Tokyo Tekko Co. Ltd.	396,486	13,885
Warrior Metropolitan Coal, Inc.	1,473,579	94,560
		126,006
Paper & Forest Products - 0.5%
Miquel y Costas & Miquel SA	436,314	5,309
Stella-Jones, Inc.	1,827,798	108,136
Sylvamo Corp.	603,946	28,041
Western Forest Products, Inc.	3,705,889	1,874
		143,360
TOTAL MATERIALS		1,461,586
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Apple Hospitality (REIT), Inc.	213,824	3,434
Mapletree Industrial (REIT)	4,732,046	8,619
		12,053
Real Estate Management & Development - 0.9%
Branicks Group AG (b)	1,165,692	2,683
Instone Real Estate Group BV (d)	332,585	2,890
Jones Lang LaSalle, Inc. (a)	748,028	132,446
LSL Property Services PLC	1,224,339	4,112
Real Matters, Inc. (a)	3,487,531	18,132
Relo Group, Inc.	194,030	1,948
Robinsons Land Corp.	31,101,290	8,830
Savills PLC	4,049,821	51,991
Selvaag Bolig ASA	506,207	1,519
Servcorp Ltd.	904,722	1,943
Tejon Ranch Co. (a)	410,775	6,482
		232,976
TOTAL REAL ESTATE		245,029
UTILITIES - 1.8%
Electric Utilities - 1.6%
Kansai Electric Power Co., Inc.	2,666,708	36,380
PG&E Corp.	22,657,989	382,240
Power Grid Corp. of India Ltd.	66,666	208
Southern Co.	102,281	7,111
		425,939
Gas Utilities - 0.1%
China Resource Gas Group Ltd.	3,942,006	11,179
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	32,943,659	27,015
Vistra Corp.	142,001	5,826
		32,841
TOTAL UTILITIES		469,959
TOTAL COMMON STOCKS (Cost $18,537,490)		26,523,550

Nonconvertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% (e)(g) (Cost $0)	9,933	0

Money Market Funds - 1.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (h)	289,771,644	289,830
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	119,248,133	119,260
TOTAL MONEY MARKET FUNDS (Cost $409,058)		409,090

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $18,946,548)	26,932,640
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(74,458)
NET ASSETS - 100.0%	26,858,182

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,215,000 or 0.2% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Non-income producing - Security is in default.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	620,316	3,189,027	3,519,513	16,618	-	-	289,830	0.6%
Fidelity Securities Lending Cash Central Fund 5.39%	341,398	925,611	1,147,749	250	-	-	119,260	0.5%
Total	961,714	4,114,638	4,667,262	16,868	-	-	409,090

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
AJIS Co. Ltd.	14,379	-	100	-	43	893	15,215
ASL Marine Holdings Ltd.	1,762	-	1,643	-	(14,400)	14,281	-
ASTI Corp.	5,785	-	1,745	-	721	(601)	4,160
Adams Resources & Energy, Inc.	5,248	-	3,967	53	2,185	(3,061)	-
Aichi Electric Co. Ltd.	12,622	-	2,553	217	361	(191)	-
Alconix Corp.	23,775	-	8,943	371	956	(2,561)	-
Alps Logistics Co. Ltd.	25,224	-	194	303	130	2,246	27,406
BMTC Group, Inc.	40,069	-	487	373	465	(10,412)	29,635
Belc Co. Ltd.	76,992	-	10,571	500	6,219	(13,474)	59,166
Belluna Co. Ltd.	30,642	-	18,820	363	1,095	(5,633)	-
Berry Corp.	34,552	124	2,337	1,490	(1,426)	(3,137)	27,776
CDS Co. Ltd.	4,836	-	1,005	70	(183)	(102)	-
CSE Global Ltd.	14,462	-	4,890	368	(9,070)	6,922	-
Carr's Group PLC	11,074	85	62	303	5	(1,469)	9,633
Cell Biotech Co. Ltd.	4,598	-	975	138	(1,510)	1,359	-
Chase Corp.	78,351	-	78,403	-	59,138	(59,086)	-
Chori Co. Ltd.	29,117	-	6,269	495	1,512	(2,325)	-
Chuoh Pack Industry Co. Ltd.	3,714	-	28	73	10	256	3,952
Civeo Corp.	15,279	944	131	332	16	2,051	18,159
Create SD Holdings Co. Ltd.	120,041	-	37,138	665	24,904	(39,848)	-
Daewon Pharmaceutical Co. Ltd.	25,677	-	-	484	-	(2,221)	23,456
Daito Pharmaceutical Co. Ltd.	16,812	-	13,676	101	(12,181)	10,222	-
DongKook Pharmaceutical Co. Ltd.	26,400	-	11,668	165	7,978	(3,718)	-
EcoGreen International Group Ltd.	10,249	-	72	-	5	(7,011)	3,171
First Juken Co. Ltd.	10,494	-	74	179	2	(360)	10,062
First of Long Island Corp.	17,154	-	15,097	215	(10,510)	8,453	-
Food Empire Holdings Ltd.	24,699	-	7,887	-	5,201	(880)	-
Fresh Del Monte Produce, Inc.	64,093	-	60,350	461	3,477	(7,220)	-
Fujikura Kasei Co., Ltd.	5,840	-	3,431	83	(2,990)	2,624	-
Fursys, Inc.	21,272	-	-	639	-	(623)	20,649
Gabia, Inc.	8,502	-	-	41	-	3,093	11,595
Genky DrugStores Co. Ltd.	35,102	-	273	75	230	9,777	44,836
Geumhwa PSC Co. Ltd.	8,467	-	862	277	(591)	(1,007)	6,007
Goodfellow, Inc.	7,222	-	52	211	38	(122)	7,086
GrafTech International Ltd.	94,145	3,844	2,161	-	(3,433)	(68,225)	24,170
Green Cross Co. Ltd.	3,542	-	25	-	1	(133)	3,385
Halows Co. Ltd.	38,104	-	318	180	249	5,084	43,119
Hamakyorex Co. Ltd.	34,161	2	253	411	126	187	34,223
Handsome Co. Ltd.	22,736	-	-	678	-	(3,198)	19,538
Helen of Troy Ltd.	139,035	47,829	1,113	-	1,070	(26,630)	160,191
Hoshi Iryo-Sanki Co. Ltd.	6,033	-	5,717	43	1,459	(1,775)	-
Huons Co. Ltd.	21,618	-	-	353	-	356	21,974
Hyster-Yale Materials Handling, Inc. Class A	9,475	601	15,727	123	4,755	4,280	-
Hyster-Yale Materials Handling, Inc. Class B	14,806	-	-	101	-	(7,593)	-
IA Group Corp.	3,243	-	364	46	(180)	(20)	2,679
IDIS Holdings Co. Ltd.	7,513	-	491	124	(614)	(116)	6,292
InBody Co. Ltd.	16,288	-	-	144	-	(2,525)	13,763
JLM Couture, Inc.	165	-	5	-	(864)	704	-
Jumbo SA	279,752	-	68,778	13,825	43,035	(56,927)	197,082
KSK Co., Ltd.	9,417	-	75	-	54	1,721	11,117
Kingboard Chemical Holdings Ltd.	187,900	-	1,179	5,715	890	(67,752)	119,859
Kohsoku Corp.	24,624	-	174	237	109	600	25,159
Kondotec, Inc.	13,513	-	94	192	74	(353)	13,140
Kwang Dong Pharmaceutical Co. Ltd.	20,990	-	-	269	-	1,612	22,602
Maruzen Co. Ltd.	21,492	-	21,919	293	14,160	(13,733)	-
Methode Electronics, Inc. Class A	53,335	11,799	318	519	(28)	(20,813)	43,975
Mi Chang Oil Industrial Co. Ltd.	8,969	-	-	281	-	685	9,654
Motonic Corp.	14,377	-	1,729	562	(113)	(1,483)	11,052
Murakami Corp.	16,590	-	17,051	248	9,636	(9,175)	-
Nadex Co. Ltd.	5,837	-	43	51	21	(323)	5,492
Nafco Co. Ltd.	24,640	-	179	325	10	3,489	27,960
Nippo Ltd.	4,873	-	44	-	28	1,597	6,454
Parker Corp.	11,036	-	84	141	59	728	11,739
Prim SA	16,340	-	116	139	27	(1,252)	14,999
Quick Co. Ltd.	17,892	-	127	227	45	619	18,429
Raiznext Corp.	32,006	-	237	566	63	1,200	33,032
Rocky Mountain Chocolate Factory, Inc.	2,665	-	15	-	(1)	(862)	1,787
SJM Co. Ltd.	4,178	-	3,596	15	(1,073)	491	-
SNT Holdings Co. Ltd.	10,959	-	-	229	-	1,816	12,775
Sakai Moving Service Co. Ltd.	48,117	-	348	232	261	340	48,370
Sally Beauty Holdings, Inc.	99,191	1,955	2,407	-	(1,894)	4,579	101,424
Sanei Architecture Planning Co. Ltd.	18,021	-	23,152	-	6,700	(1,569)	-
Sarantis SA	33,067	-	1,618	-	551	3,608	35,608
Senshu Electric Co. Ltd.	38,862	-	2,465	503	1,582	(5,632)	32,347
Societe Pour L'Informatique Industrielle SA	88,564	-	117,505	796	108,084	(79,143)	-
Sportsman's Warehouse Holdings, Inc.	2,616	11,058	95	-	27	(2,765)	10,841
Step Co. Ltd.	11,518	-	6,448	227	3,455	(2,886)	-
Sun Hing Vision Group Holdings Ltd.	1,732	-	38	69	(137)	142	1,699
Sunjin Co. Ltd.	14,707	-	2,997	113	(2,953)	(173)	8,584
TSC Auto ID Technology Corp.	20,945	-	-	(15)	-	(2,568)	18,377
The Pack Corp.	29,772	-	217	348	79	(485)	29,149
Tohoku Steel Co. Ltd.	7,604	-	6,720	36	(437)	25	-
Tokyo Kisen Co. Ltd.	2,375	-	1,011	-	(184)	120	-
Tokyo Tekko Co. Ltd.	17,974	-	8,662	221	2,811	1,761	-
Tomen Devices Corp.	14,861	-	11,217	-	2,800	(2,813)	-
Totech Corp.	33,307	-	224	329	186	130	33,399
Trancom Co. Ltd.	40,598	-	302	326	295	(2,054)	38,537
Universal Logistics Holdings, Inc.	39,325	3,976	1,556	282	(39)	(379)	41,327
Utah Medical Products, Inc.	21,109	-	132	128	120	(4,218)	16,879
VSE Corp.	62,187	-	520	230	412	9,247	71,326
VSTECS Holdings Ltd.	56,564	-	994	-	589	2,995	59,154
WIN-Partners Co. Ltd.	16,006	-	126	-	81	2,003	17,964
Whanin Pharmaceutical Co. Ltd.	16,151	-	5,601	197	3,255	(2,867)	10,938
Wolverine World Wide, Inc.	48,342	11,943	300	906	(48)	(16,212)	43,725
World Holdings Co. Ltd.	18,967	-	16,598	43	(3,155)	786	-
Youngone Holdings Co. Ltd.	45,318	-	-	742	-	263	45,581
Yutaka Giken Co. Ltd.	16,837	-	4,406	287	(3,405)	7,344	16,370
Total	2,891,391	94,160	651,294	41,082	250,431	(451,025)	1,919,204

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	319,902	257,129	62,773	-
Consumer Discretionary	3,910,232	3,378,047	531,874	311
Consumer Staples	1,762,145	1,221,246	540,897	2
Energy	2,389,301	2,058,060	331,241	-
Financials	4,251,611	4,092,307	159,304	-
Health Care	3,120,108	2,574,627	545,481	-
Industrials	4,404,292	3,460,442	943,726	124
Information Technology	4,189,385	2,922,328	1,267,057	-
Materials	1,461,586	1,214,115	243,951	3,520
Real Estate	245,029	223,689	21,340	-
Utilities	469,959	395,177	74,782	-

Corporate Bonds	-	-	-	-

Money Market Funds	409,090	409,090	-	-
Total Investments in Securities:	26,932,640	22,206,257	4,722,426	3,957
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $112,453) - See accompanying schedule:
Unaffiliated issuers (cost $17,145,919)	$24,604,346
Fidelity Central Funds (cost $409,058)	409,090
Other affiliated issuers (cost $1,391,571)	1,919,204

Total Investment in Securities (cost $18,946,548)		$26,932,640
Cash		8
Foreign currency held at value (cost $2,657)		2,657
Receivable for investments sold		82,070
Receivable for fund shares sold		7,122
Dividends receivable		28,387
Distributions receivable from Fidelity Central Funds		1,783
Prepaid expenses		23
Other receivables		2,230
Total assets		27,056,920
Liabilities
Payable for investments purchased	$24,371
Payable for fund shares redeemed	14,378
Accrued management fee	17,763
Other affiliated payables	2,716
Deferred taxes	17,996
Other payables and accrued expenses	2,311
Collateral on securities loaned	119,203
Total Liabilities		198,738
Net Assets		$26,858,182
Net Assets consist of:
Paid in capital		$17,652,486
Total accumulated earnings (loss)		9,205,696
Net Assets		$26,858,182

Net Asset Value and Maximum Offering Price
Low-Priced Stock :
Net Asset Value, offering price and redemption price per share ($23,756,894 ÷ 544,153 shares)		$43.66
Class K :
Net Asset Value, offering price and redemption price per share ($3,101,288 ÷ 71,156 shares)		$43.58
Statement of Operations
Amounts in thousands		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends (including $41,082 earned from affiliated issuers)		$276,934
Interest		19
Income from Fidelity Central Funds (including $250 from security lending)		16,868
Total Income		293,821
Expenses
Management fee
Basic fee	$75,787
Performance adjustment	29,567
Transfer agent fees	15,228
Accounting fees	893
Custodian fees and expenses	920
Independent trustees' fees and expenses	78
Registration fees	70
Audit	228
Legal	27
Miscellaneous	47
Total expenses before reductions	122,845
Expense reductions	(1,142)
Total expenses after reductions		121,703
Net Investment income (loss)		172,118
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $859)	1,349,716
Redemptions in-kind	936,580
Affiliated issuers	250,431
Foreign currency transactions	(984)
Total net realized gain (loss)		2,535,743
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $8,824)	(1,045,079)
Affiliated issuers	(451,025)
Assets and liabilities in foreign currencies	387
Total change in net unrealized appreciation (depreciation)		(1,495,717)
Net gain (loss)		1,040,026
Net increase (decrease) in net assets resulting from operations		$1,212,144
Statement of Changes in Net Assets

Amount in thousands	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$172,118	$446,838
Net realized gain (loss)	2,535,743	5,156,289
Change in net unrealized appreciation (depreciation)	(1,495,717)	(2,788,534)
Net increase (decrease) in net assets resulting from operations	1,212,144	2,814,593
Distributions to shareholders	(4,564,405)	(2,504,391)

Share transactions - net increase (decrease)	2,084,099	(543,038)
Total increase (decrease) in net assets	(1,268,162)	(232,836)

Net Assets
Beginning of period	28,126,344	28,359,180
End of period	$26,858,182	$28,126,344

Financial Highlights
Fidelity® Low-Priced Stock Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$49.91	$49.42	$58.05	$44.78	$49.03	$55.65
Income from Investment Operations
Net investment income (loss) A,B	.28	.75	.74	.58	.73	.91
Net realized and unrealized gain (loss)	1.53	4.11	(2.86)	18.11	(.91)	(1.69)
Total from investment operations	1.81	4.86	(2.12)	18.69	(.18)	(.78)
Distributions from net investment income	(.89)	(.55)	(.83)	(.86)	(.89)	(.84)
Distributions from net realized gain	(7.17)	(3.81)	(5.68)	(4.56)	(3.19)	(5.00)
Total distributions	(8.06)	(4.37) C	(6.51)	(5.42)	(4.07) C	(5.84)
Net asset value, end of period	$43.66	$49.91	$49.42	$58.05	$44.78	$49.03
Total Return D,E	4.84%	10.78%	(4.16)%	45.83%	(.48)%	(1.20)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.94% H	.92%	.82%	.65%	.78%	.52%
Expenses net of fee waivers, if any	.93% H	.92%	.82%	.64%	.78%	.52%
Expenses net of all reductions	.93% H	.92%	.82%	.64%	.78%	.51%
Net investment income (loss)	1.29% H	1.61%	1.41%	1.12%	1.64%	1.86%
Supplemental Data
Net assets, end of period (in millions)	$23,757	$24,755	$24,633	$28,251	$19,517	$24,047
Portfolio turnover rate I	22% H,J	39%	14%	21%	9% K	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

KThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity® Low-Priced Stock Fund Class K

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$49.86	$49.38	$58.00	$44.75	$49.01	$55.63
Income from Investment Operations
Net investment income (loss) A,B	.30	.79	.79	.62	.77	.96
Net realized and unrealized gain (loss)	1.52	4.09	(2.85)	18.09	(.91)	(1.69)
Total from investment operations	1.82	4.88	(2.06)	18.71	(.14)	(.73)
Distributions from net investment income	(.93)	(.59)	(.88)	(.90)	(.93)	(.89)
Distributions from net realized gain	(7.17)	(3.81)	(5.68)	(4.56)	(3.19)	(5.00)
Total distributions	(8.10)	(4.40)	(6.56)	(5.46)	(4.12)	(5.89)
Net asset value, end of period	$43.58	$49.86	$49.38	$58.00	$44.75	$49.01
Total Return C,D	4.87%	10.86%	(4.07)%	45.94%	(.41)%	(1.10)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.86% G	.84%	.74%	.56%	.69%	.43%
Expenses net of fee waivers, if any	.85% G	.84%	.74%	.56%	.69%	.43%
Expenses net of all reductions	.85% G	.84%	.74%	.56%	.69%	.43%
Net investment income (loss)	1.37% G	1.69%	1.49%	1.20%	1.72%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$3,101	$3,371	$3,726	$5,426	$4,294	$5,776
Portfolio turnover rate H	22% G,I	39%	14%	21%	9% J	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

JThe portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Low-Priced Stock Fund	$1,381

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,010,402
Gross unrealized depreciation	(1,208,222)
Net unrealized appreciation (depreciation)	$7,802,180
Tax cost	$19,130,460

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(42,181)
Long-term	(26,231)
Total capital loss carryforward	$(68,412)

Due to a merger in a prior period, approximately $68,412 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $680 of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Event Driven Opportunities Fund when it merged into the Fund on June 19, 2020.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Low-Priced Stock Fund	2,826,491	3,752,792

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Low-Priced Stock Fund	26,237	936,580	1,118,059	Fidelity Low-Priced Stock, Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Low-Priced Stock Fund	23,440	906,841	1,086,158	Fidelity Low-Priced Stock, Class K

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Low-Priced Stock as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Low-Priced Stock	.1239

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Low-Priced Stock	$ 14,573.12
Class K	655.04
	$15,228

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

% of Average Net Assets
Fidelity Low-Priced Stock Fund	.0065

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Low-Priced Stock Fund	.01

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

The management fee will be determined by calculating a basic fee and then applying a performance adjustment.

When determining a class's basic fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual basic fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Low-Priced Stock	0.67
Class K	0.59

One-twelfth of the basic fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

The performance adjustment rate will be calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Low-Priced Stock Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance will be based on the performance of Low-Priced Stock. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate will be ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate will be divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount will be proportionately added to or subtracted from a class's basic fee.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Low-Priced Stock Fund	$ 36

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Low-Priced Stock Fund	248,385	99,607	28,277

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Low-Priced Stock Fund	$21

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Low-Priced Stock Fund	$26	$- A	$-

A Represents amount less than five hundred dollars.
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,142.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Low-Priced Stock Fund
Distributions to shareholders
Low-Priced Stock	$ 4,020,428	$2,185,254
Class K	543,977	319,137
Total	$4,564,405	$2,504,391

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Low-Priced Stock Fund
Low-Priced Stock
Shares sold	34,595	45,379	$1,480,853	$2,113,858
Reinvestment of distributions	88,323	44,186	3,700,353	2,022,615
Shares redeemed	(74,727)	(92,009)	(3,228,982)	(4,306,161)
Net increase (decrease)	48,191	(2,444)	$1,952,224	$(169,688)
Class K
Shares sold	4,721	11,247	$203,837	$527,756
Reinvestment of distributions	13,006	6,981	543,960	319,132
Shares redeemed	(14,181)	(26,083)	(615,922)	(1,220,239)
Net increase (decrease)	3,546	(7,855)	$131,875	$(373,351)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024
Fidelity® Low-Priced Stock Fund
Fidelity® Low-Priced Stock Fund	.93%
Actual		$ 1,000	$ 1,048.40	$ 4.79
Hypothetical-B		$ 1,000	$ 1,020.46	$ 4.72
Class K	.85%
Actual		$ 1,000	$ 1,048.70	$ 4.38
Hypothetical-B		$ 1,000	$ 1,020.86	$ 4.32

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.700505.127
LPS-SANN-0324
Fidelity® Low-Priced Stock K6 Fund

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Wells Fargo & Co.	1.9
Elevance Health, Inc.	1.9
Metro, Inc.	1.5
Seagate Technology Holdings PLC	1.5
UnitedHealth Group, Inc.	1.5
TotalEnergies SE sponsored ADR	1.5
Next PLC	1.5
PG&E Corp.	1.4
Reinsurance Group of America, Inc.	1.1
Unum Group	1.1
14.9

Market Sectors (% of Fund's net assets)

Industrials	15.9
Financials	15.8
Information Technology	15.6
Consumer Discretionary	14.5
Health Care	11.4
Energy	8.8
Consumer Staples	6.5
Materials	5.5
Utilities	1.7
Communication Services	1.2
Real Estate	0.9

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.2%
Entertainment - 0.5%
GungHo Online Entertainment, Inc.	59,993	1,008,625
International Games Systems Co. Ltd.	224,400	5,937,890
Warner Bros Discovery, Inc. (a)	876,695	8,784,484
		15,730,999
Interactive Media & Services - 0.2%
Cars.com, Inc. (a)	369,572	6,441,640
JOYY, Inc. ADR	25,177	771,927
New Work SE	4,354	290,792
		7,504,359
Media - 0.5%
Comcast Corp. Class A	258,253	12,019,095
Intage Holdings, Inc. (b)	26,155	309,211
Nexstar Media Group, Inc. Class A	23,191	4,121,273
Pico Far East Holdings Ltd.	2,520,418	487,288
Reach PLC	679,483	531,735
RKB Mainichi Broadcasting Corp.	3,372	114,498
Thryv Holdings, Inc. (a)	51,032	1,043,094
Trenders, Inc. (b)	18,017	114,193
		18,740,387
TOTAL COMMUNICATION SERVICES		41,975,745
CONSUMER DISCRETIONARY - 14.5%
Automobile Components - 1.5%
Adient PLC (a)	113,593	3,942,813
ASTI Corp.	12,154	258,376
Brembo SpA	126,636	1,565,627
Cie Automotive SA	199,790	5,289,870
DaikyoNishikawa Corp.	59,380	297,151
Gentex Corp.	70,870	2,347,923
GUD Holdings Ltd.	11,420	90,647
Hi-Lex Corp.	12,638	133,000
LCI Industries	156,426	17,407,085
Lear Corp.	91,926	12,216,965
Motonic Corp.	197,504	1,218,903
Patrick Industries, Inc.	21,421	2,150,454
PT Selamat Sempurna Tbk	6,849,800	869,829
SNT Holdings Co. Ltd.	104,262	1,504,880
Yutaka Giken Co. Ltd.	90,651	1,625,115
		50,918,638
Automobiles - 0.6%
General Motors Co.	191,895	7,445,526
Harley-Davidson, Inc.	281,171	9,123,999
Isuzu Motors Ltd.	142,343	1,942,263
Kabe Husvagnar AB (B Shares)	26,703	830,087
		19,341,875
Broadline Retail - 2.3%
ASKUL Corp.	408,379	5,519,919
B&M European Value Retail SA	1,105,122	7,263,103
Belluna Co. Ltd.	206,452	888,388
Big Lots, Inc.	144,317	828,380
Europris ASA (c)	314,600	2,361,613
Gwangju Shinsegae Co. Ltd.	24,227	554,445
Kohl's Corp. (b)	147,976	3,811,862
Macy's, Inc. (b)	137,655	2,517,710
Max Stock Ltd.	175,275	357,493
Next PLC	477,626	51,256,417
Rusta AB	543,682	3,825,284
Vipshop Holdings Ltd. ADR (a)	119,919	1,905,513
		81,090,127
Distributors - 0.4%
Arata Corp.	130,054	2,886,711
Autohellas SA	22,880	331,334
Central Automotive Products Ltd.	32,258	1,064,709
Inchcape PLC	678,400	5,889,194
PALTAC Corp.	175,007	5,328,163
		15,500,111
Diversified Consumer Services - 0.3%
Aucnet, Inc.	23,380	335,211
Cross-Harbour Holdings Ltd.	262,916	250,206
Frontdoor, Inc. (a)	59,591	1,952,201
Gakkyusha Co. Ltd.	8,627	120,702
H&R Block, Inc.	155,362	7,277,156
JP-Holdings, Inc.	111,533	346,189
ME Group International PLC	850,406	1,368,704
Step Co. Ltd.	34,312	475,444
		12,125,813
Hotels, Restaurants & Leisure - 0.3%
Betsson AB (B Shares)	457,255	4,982,652
Brinker International, Inc. (a)	72,586	3,105,955
Hollywood Bowl Group PLC	29,200	110,645
Ibersol SGPS SA (b)	169,639	1,224,637
J.D. Wetherspoon PLC (a)	189,555	2,017,874
		11,441,763
Household Durables - 3.3%
Ace Bed Co. Ltd.	669	12,770
Barratt Developments PLC	2,564,072	17,560,020
Bellway PLC	479,207	16,761,453
Chervon Holdings Ltd.	1,382,768	2,810,804
Cuckoo Holdings Co. Ltd.	49,130	582,891
D.R. Horton, Inc.	33,025	4,719,603
Emak SpA	471,381	535,911
First Juken Co. Ltd. (b)	147,234	1,112,671
FJ Next Co. Ltd.	144,339	1,217,204
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,094,046	5,389,526
Helen of Troy Ltd. (a)(b)	180,313	20,645,839
JM AB (B Shares)	176,461	2,892,789
Open House Group Co. Ltd.	66,046	2,065,398
Pressance Corp.	384,269	4,346,421
Tempur Sealy International, Inc.	202,197	10,087,608
Token Corp.	28,774	1,845,203
TopBuild Corp. (a)	12,277	4,531,809
Vistry Group PLC	1,485,939	18,925,462
ZAGG, Inc. rights (a)(d)	384	0
		116,043,382
Leisure Products - 0.2%
Brunswick Corp.	67,139	5,416,775
Miroku Corp.	35	358
Roland Corp.	34,986	1,162,370
		6,579,503
Specialty Retail - 3.9%
Academy Sports & Outdoors, Inc.	79,260	4,971,980
Arcland Sakamoto Co. Ltd.	136,276	1,560,569
AutoZone, Inc. (a)	12,413	34,286,320
BHG Group AB (a)	544,022	890,267
BMTC Group, Inc.	309,815	2,834,411
Buffalo Co. Ltd.	6,083	57,292
Dick's Sporting Goods, Inc.	65,540	9,770,048
Foot Locker, Inc.	281,934	7,939,261
Formosa Optical Technology Co. Ltd.	161,000	450,164
Fuji Corp.	60,494	726,890
Goldlion Holdings Ltd.	3,198,624	429,273
Hamee Corp.	75,058	552,709
Handsman Co. Ltd.	42,185	286,617
IA Group Corp.	12,231	294,223
JD Sports Fashion PLC	4,815,617	7,143,364
Jumbo SA	896,580	25,192,284
K's Holdings Corp.	69,134	628,302
Kid ASA (c)	8,033	102,654
Ku Holdings Co. Ltd.	39,878	320,683
Leon's Furniture Ltd.	37,348	591,145
Maisons du Monde SA (c)	106,511	514,756
Mr. Bricolage SA (a)	72,483	634,492
Nafco Co. Ltd.	244,599	3,707,118
Papyless Co. Ltd.	814	5,099
Pendragon PLC (a)	1,668,726	768,721
Pets At Home Group PLC	235,741	837,110
Ross Stores, Inc.	49,894	6,999,130
Sally Beauty Holdings, Inc. (a)	1,029,692	12,685,805
Sportsman's Warehouse Holdings, Inc. (a)	344,540	1,326,479
Syuppin Co. Ltd.	36,060	254,181
The Hour Glass Ltd.	228,790	258,851
Valvoline, Inc. (a)	1,226	44,737
WH Smith PLC	215,239	3,303,274
Williams-Sonoma, Inc.	28,073	5,429,037
		135,797,246
Textiles, Apparel & Luxury Goods - 1.7%
Best Pacific International Holdings Ltd.	4,932,354	679,290
Crocs, Inc. (a)	6,275	636,787
Deckers Outdoor Corp. (a)	755	569,066
Embry Holdings Ltd. (a)	202,454	10,661
Gildan Activewear, Inc.	410,516	13,557,150
Handsome Co. Ltd.	187,090	2,610,934
Kontoor Brands, Inc.	98,094	5,750,270
Levi Strauss & Co. Class A (b)	558,959	9,099,853
PVH Corp.	110,770	13,321,200
Sun Hing Vision Group Holdings Ltd.	1,661,819	158,148
Texwinca Holdings Ltd.	3,511,467	368,280
Victory City International Holdings Ltd. (d)	4,590,144	170,267
Wolverine World Wide, Inc.	713,523	5,965,052
Youngone Corp.	27,064	971,612
Youngone Holdings Co. Ltd.	103,285	6,260,374
		60,128,944
TOTAL CONSUMER DISCRETIONARY		508,967,402
CONSUMER STAPLES - 6.5%
Beverages - 0.4%
A.G. Barr PLC	238,424	1,716,239
Britvic PLC	802,657	8,976,854
Viva Wine Group AB	317,300	1,248,570
		11,941,663
Consumer Staples Distribution & Retail - 4.6%
Acomo NV	16,375	310,750
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	287,771	16,862,360
Atacadao SA	882,700	1,854,696
Belc Co. Ltd.	152,916	6,533,348
BJ's Wholesale Club Holdings, Inc. (a)	198,963	12,801,279
Corporativo Fragua S.A.B. de CV	32,601	1,022,836
Cosmos Pharmaceutical Corp.	119,638	12,850,816
Create SD Holdings Co. Ltd.	398,107	8,663,340
Eurocash SA	43,296	164,354
G-7 Holdings, Inc.	149,047	1,270,622
Genky DrugStores Co. Ltd.	146,828	6,680,350
Halows Co. Ltd.	169,410	5,023,162
MARR SpA	9,186	111,980
MARR SpA	1,900	23,162
Metro, Inc.	1,028,441	53,998,029
North West Co., Inc.	9,056	261,957
Performance Food Group Co. (a)	11,866	862,421
Sprouts Farmers Market LLC (a)	498,552	25,112,064
Tsuruha Holdings, Inc.	18,829	1,490,027
U.S. Foods Holding Corp. (a)	14,529	668,479
YAKUODO Holdings Co. Ltd.	18,796	330,001
Yaoko Co. Ltd.	104,751	6,043,909
		162,939,942
Food Products - 1.1%
Armanino Foods of Distinction	149,886	723,949
Axyz Co. Ltd.	2,391	48,173
Carr's Group PLC (b)	665,986	1,080,325
Century Pacific Food, Inc.	2,140,076	1,242,145
Delfi Ltd.	371,472	303,366
Food Empire Holdings Ltd.	2,724,956	2,735,324
Gruma S.A.B. de CV Series B	59,764	1,118,785
Inghams Group Ltd.	696,014	1,947,656
Ingredion, Inc.	33,216	3,573,045
Lamb Weston Holdings, Inc.	78,617	8,053,525
Nomad Foods Ltd.	71,337	1,283,353
Ottogi Corp.	8,893	2,665,837
Pacific Andes International Holdings Ltd. (a)(d)	3,104,000	4
Pacific Andes Resources Development Ltd. (a)(d)	1,379,862	10
Pickles Holdings Co. Ltd.	42,595	372,223
Rocky Mountain Chocolate Factory, Inc. (a)	67,258	269,032
S Foods, Inc.	96,660	2,173,583
Seaboard Corp.	1,808	6,514,224
Sunjin Co. Ltd.	10,720	52,657
Sunjuice Holdings Co. Ltd.	22,000	161,761
Tate & Lyle PLC	557,291	4,399,968
		38,718,945
Household Products - 0.0%
Transaction Co. Ltd.	65,662	1,097,858
Personal Care Products - 0.3%
Hengan International Group Co. Ltd.	1,333,654	4,129,648
Sarantis SA	452,776	4,296,186
TCI Co. Ltd.	41,000	224,867
		8,650,701
Tobacco - 0.1%
KT&G Corp.	33,810	2,296,207
Scandinavian Tobacco Group A/S (c)	84,171	1,509,515
		3,805,722
TOTAL CONSUMER STAPLES		227,154,831
ENERGY - 8.8%
Energy Equipment & Services - 0.2%
Cactus, Inc.	17,300	734,212
John Wood Group PLC (a)	2,289,773	4,570,381
PHX Energy Services Corp.	144,101	1,001,081
Total Energy Services, Inc.	154,496	1,082,489
Vallourec SA (a)	45,600	657,148
		8,045,311
Oil, Gas & Consumable Fuels - 8.6%
Antero Resources Corp. (a)	880,281	19,665,478
Berry Corp.	504,268	3,383,638
Bonterra Energy Corp. (a)(b)	66,046	239,730
Cenovus Energy, Inc. (Canada)	1,378,106	22,325,225
China Petroleum & Chemical Corp. (H Shares)	11,833,459	6,155,807
Chord Energy Corp.	202,637	31,157,465
Civitas Resources, Inc. (b)	359,985	23,330,628
CNX Resources Corp. (a)	210,231	4,246,666
Diamondback Energy, Inc.	68,939	10,598,682
Energy Transfer LP	91,520	1,308,736
Enterprise Products Partners LP	235,217	6,294,407
Exxon Mobil Corp.	6,200	637,422
INPEX Corp.	25,820	350,957
Iwatani Corp.	11,801	527,345
NACCO Industries, Inc. Class A	39,494	1,432,842
Northern Oil & Gas, Inc.	226,421	7,585,104
Oil & Natural Gas Corp. Ltd.	5,508,769	16,726,854
Oil India Ltd.	1,763,400	9,051,704
Ovintiv, Inc.	881,830	37,407,229
Parkland Corp.	64,602	2,204,574
Petronet LNG Ltd.	1,973,300	6,394,194
Range Resources Corp.	835,845	24,272,939
Scorpio Tankers, Inc.	8,098	572,529
Shell PLC (London)	110,466	3,424,703
Southwestern Energy Co. (a)	1,843,003	11,887,369
TotalEnergies SE sponsored ADR (b)	788,737	51,409,878
Unit Corp.	19,125	762,131
Unit Corp. warrants 9/3/27 (a)	14,052	12,647
		303,366,883
TOTAL ENERGY		311,412,194
FINANCIALS - 15.8%
Banks - 5.8%
ACNB Corp.	45,519	1,776,607
Associated Banc-Corp.	590,315	12,402,518
Bar Harbor Bankshares	80,122	2,108,010
Cadence Bank	475,887	12,668,112
Camden National Corp.	40,944	1,475,212
Central Pacific Financial Corp.	16,895	325,567
Community Trust Bancorp, Inc.	7,474	310,171
East West Bancorp, Inc.	108,710	7,915,175
First Bancorp, Puerto Rico	366,523	6,113,604
First Foundation, Inc.	2,823	26,875
FNB Corp., Pennsylvania	680,769	8,972,535
Intercorp Financial Services, Inc.	76,017	1,782,599
KeyCorp	246,461	3,581,078
Nicolet Bankshares, Inc.	24,747	1,924,574
Oak Valley Bancorp Oakdale California (b)	15,461	402,759
OFG Bancorp	11,728	431,239
Plumas Bancorp	23,356	824,000
QCR Holdings, Inc.	72,539	4,237,003
Southern Missouri Bancorp, Inc.	35,775	1,560,148
Sparebank 1 Oestlandet	254,924	2,966,811
Sparebank 1 Sr Bank ASA (primary capital certificate)	138,059	1,677,619
Sparebanken Nord-Norge	304,869	3,003,107
Synovus Financial Corp.	426,254	16,052,726
The First Bancorp, Inc.	21,925	548,125
U.S. Bancorp	227,182	9,437,140
Union Bankshares, Inc.	15,520	465,134
United Community Bank, Inc.	381,091	10,419,028
Unity Bancorp, Inc.	13,198	361,493
Washington Trust Bancorp, Inc.	80,522	2,239,317
Webster Financial Corp.	171,283	8,475,083
Wells Fargo & Co.	1,348,682	67,676,866
West Bancorp., Inc.	76,337	1,435,899
Wintrust Financial Corp.	100,720	9,767,826
		203,363,960
Capital Markets - 2.3%
ABG Sundal Collier ASA	692,682	415,586
Antin Infrastructure Partners SA	50,158	924,750
Azimut Holding SpA	14,182	396,956
Banca Generali SpA	42,379	1,621,284
Bank of New York Mellon Corp.	13,836	767,345
DWS Group GmbH & Co. KGaA (c)	18,951	777,844
Federated Hermes, Inc.	340,262	11,895,560
Korea Ratings Corp.	4,839	280,977
Lazard, Inc. Class A	361,289	14,083,045
LPL Financial	38,844	9,291,096
Rathbone Brothers PLC	235,816	4,954,927
Raymond James Financial, Inc.	204,467	22,528,174
SEI Investments Co.	1,017	64,315
Stifel Financial Corp.	130,753	9,538,431
T. Rowe Price Group, Inc.	1,225	132,851
Van Lanschot Kempen NV (Bearer)	113,603	3,431,443
Vontobel Holdings AG	27,690	1,835,411
		82,939,995
Consumer Finance - 1.2%
Aeon Credit Service (Asia) Co. Ltd.	1,923,126	1,323,077
Discover Financial Services	335,043	35,353,737
OneMain Holdings, Inc.	106,949	5,090,772
		41,767,586
Financial Services - 1.6%
ASAX Co. Ltd.	1,332	6,757
Enact Holdings, Inc.	155,740	4,437,033
Essent Group Ltd.	217,006	11,970,051
Far East Horizon Ltd.	433,170	317,563
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	612	94,352
Class C (non-vtg.)	41,400	7,712,406
FleetCor Technologies, Inc. (a)	74,526	21,607,323
Fuyo General Lease Co. Ltd.	15,582	1,393,440
Nice Information & Telecom, Inc.	46,280	752,135
Tokyo Century Corp.	73,171	813,031
Zenkoku Hosho Co. Ltd.	204,012	7,591,987
		56,696,078
Insurance - 4.9%
American Financial Group, Inc.	101,653	12,239,021
ASR Nederland NV	253,621	11,980,396
Db Insurance Co. Ltd.	37,780	2,492,218
Direct Line Insurance Group PLC (a)	6,045,184	12,977,839
First American Financial Corp.	87,668	5,290,764
Grupo Catalana Occidente SA	49,906	1,787,893
Hartford Financial Services Group, Inc.	54,352	4,726,450
Hiscox Ltd.	13,627	179,430
National Western Life Group, Inc.	727	351,868
NN Group NV	136,808	5,607,518
Primerica, Inc.	53,437	12,512,808
Qualitas Controladora S.A.B. de CV	78,135	863,360
Reinsurance Group of America, Inc.	226,813	39,440,513
Selective Insurance Group, Inc.	140,397	14,722,029
Stewart Information Services Corp.	68,747	4,238,940
Talanx AG	67,129	4,719,137
The Travelers Companies, Inc.	3,038	642,112
Unum Group	792,366	38,302,972
		173,075,268
TOTAL FINANCIALS		557,842,887
HEALTH CARE - 11.4%
Biotechnology - 0.5%
Amgen, Inc.	413	129,789
Cell Biotech Co. Ltd.	37,497	321,892
Essex Bio-Technology Ltd.	1,358,024	446,862
Gilead Sciences, Inc.	165,729	12,969,952
Regeneron Pharmaceuticals, Inc. (a)	520	490,246
United Therapeutics Corp. (a)	18,768	4,030,991
		18,389,732
Health Care Equipment & Supplies - 0.9%
Dentsply Sirona, Inc.	175,374	6,094,247
Embecta Corp.	264,724	4,537,369
Fukuda Denshi Co. Ltd.	217,428	11,593,561
InBody Co. Ltd.	85,500	1,586,047
Nakanishi, Inc.	47,626	779,440
Prim SA	118,761	1,328,371
Techno Medica Co. Ltd.	2,970	39,676
Utah Medical Products, Inc.	25,866	2,048,846
Value Added Technology Co. Ltd.	63,387	1,520,032
Vieworks Co. Ltd.	43,800	895,272
Zimmer Biomet Holdings, Inc.	3,740	469,744
		30,892,605
Health Care Providers & Services - 8.4%
Centene Corp. (a)	359,984	27,110,395
Ci Medical Co. Ltd.	13,436	383,069
Cigna Group	120,730	36,333,694
CVS Health Corp.	99,739	7,417,589
Elevance Health, Inc.	133,085	65,669,462
Henry Schein, Inc. (a)	101,706	7,611,677
Hi-Clearance, Inc.	186,882	796,698
Humana, Inc.	47,490	17,954,069
Laboratory Corp. of America Holdings	64,456	14,328,569
Medica Sur SA de CV	140,874	333,124
Quest Diagnostics, Inc.	54,633	7,016,516
Select Medical Holdings Corp.	15,601	405,470
Ship Healthcare Holdings, Inc.	74,838	1,135,806
Sinopharm Group Co. Ltd. (H Shares)	5,198,931	13,670,511
UnitedHealth Group, Inc.	104,491	53,472,224
Universal Health Services, Inc. Class B	235,964	37,473,443
WIN-Partners Co. Ltd.	254,473	2,200,580
		293,312,896
Health Care Technology - 0.0%
Software Service, Inc.	5,826	494,926
Life Sciences Tools & Services - 0.5%
ICON PLC (a)	69,805	18,210,030
Pharmaceuticals - 1.1%
China Medical System Holdings Ltd.	1,200,632	1,715,742
Consun Pharmaceutical Group Ltd.	478,054	325,882
Dai Han Pharmaceutical Co. Ltd.	32,100	676,445
Daito Pharmaceutical Co. Ltd.	10,054	134,222
Dawnrays Pharmaceutical Holdings Ltd.	7,780,641	1,111,125
DongKook Pharmaceutical Co. Ltd.	158,280	2,116,306
Faes Farma SA	373,054	1,227,621
Genomma Lab Internacional SA de CV	268,248	220,066
Granules India Ltd.	73,527	367,726
Huons Co. Ltd.	78,866	2,029,644
Hypera SA	232,300	1,487,744
Jazz Pharmaceuticals PLC (a)	29,632	3,636,439
Korea United Pharm, Inc.	4,980	91,284
Kwang Dong Pharmaceutical Co. Ltd.	450,892	2,447,127
Nippon Chemiphar Co. Ltd.	666	7,227
Recordati SpA	75,843	4,204,729
Sanofi SA	164,342	16,458,115
Sanofi SA sponsored ADR	15,897	793,260
Syngen Biotech Co. Ltd.	35,000	168,732
		39,219,436
TOTAL HEALTH CARE		400,519,625
INDUSTRIALS - 15.9%
Aerospace & Defense - 0.7%
Cadre Holdings, Inc.	179,694	6,107,799
Huntington Ingalls Industries, Inc.	56,808	14,708,727
Leonardo DRS, Inc. (a)	53,271	1,033,990
Rheinmetall AG	3,280	1,151,317
V2X, Inc. (a)	48,317	1,879,048
		24,880,881
Air Freight & Logistics - 0.4%
AIT Corp.	19,787	253,648
Compania de Distribucion Integral Logista Holdings SA	157,297	4,460,560
Hamakyorex Co. Ltd.	150,259	4,183,832
SENKO Co. Ltd.	60,184	470,543
Sinotrans Ltd. (H Shares)	3,608,783	1,505,489
Trancom Co. Ltd.	72,108	3,417,239
		14,291,311
Building Products - 0.8%
Builders FirstSource, Inc. (a)	35,022	6,084,372
Hayward Holdings, Inc. (a)	1,260,528	15,781,811
Janus International Group, Inc. (a)	201,281	2,848,126
Kondotec, Inc.	193,044	1,605,820
Nihon Dengi Co. Ltd.	37,308	1,387,033
Nihon Flush Co. Ltd.	135,605	864,309
Owens Corning	4,246	643,396
Sekisui Jushi Corp.	15,984	275,306
		29,490,173
Commercial Services & Supplies - 1.0%
Aeon Delight Co. Ltd.	23,978	614,197
AJIS Co. Ltd.	85,543	1,533,229
BIC SA	4,997	346,157
Civeo Corp.	127,552	2,831,654
CoreCivic, Inc. (a)	426,760	6,068,527
CTS Co. Ltd.	23,782	112,460
Fursys, Inc.	10,628	243,841
Lion Rock Group Ltd.	1,796,848	239,383
Mears Group PLC	29,978	130,310
Mitie Group PLC	5,756,610	7,543,394
Pilot Corp.	560	15,638
Prestige International, Inc.	284,800	1,169,435
Prosegur Compania de Seguridad SA (Reg.)	34,901	66,157
S1 Corp.	38,950	1,663,604
Takkt AG	78,672	1,149,482
The GEO Group, Inc. (a)	252,884	2,812,070
VSE Corp.	151,906	9,434,882
		35,974,420
Construction & Engineering - 1.0%
Boustead Singapore Ltd.	697,464	451,601
Bowman Consulting Group Ltd. (a)	60,452	1,898,797
Dai-Dan Co. Ltd.	23,901	265,282
Daiichi Kensetsu Corp.	120,146	1,473,065
EMCOR Group, Inc.	84,687	19,317,952
Fuji Furukawa Engineering & Construction Co. Ltd.	1,707	63,760
Geumhwa PSC Co. Ltd.	34,039	646,423
Meisei Industrial Co. Ltd.	48,017	378,463
Mirait One Corp.	38,728	511,673
Nippon Rietec Co. Ltd.	78,608	690,639
Primoris Services Corp.	113,126	3,710,533
Raiznext Corp.	440,045	4,682,662
Shinnihon Corp.	118,775	977,349
Sinopec Engineering Group Co. Ltd. (H Shares)	9,958	4,995
United Integrated Services Co.	32,200	284,930
		35,358,124
Electrical Equipment - 1.4%
Acuity Brands, Inc.	93,839	22,348,696
Aichi Electric Co. Ltd.	37,924	1,012,106
AQ Group AB	98,541	5,151,159
Chiyoda Integre Co. Ltd.	40,586	759,412
GrafTech International Ltd.	2,300,822	3,060,093
Hammond Power Solutions, Inc. Class A (b)	36,070	2,494,543
Korea Electric Terminal Co. Ltd.	59,986	3,118,462
nVent Electric PLC	63,037	3,784,741
Sensata Technologies, Inc. PLC	45,427	1,643,095
TKH Group NV (bearer) (depositary receipt)	120,944	4,890,950
Vitzrocell Co. Ltd.	12,100	158,734
		48,421,991
Ground Transportation - 0.5%
Alps Logistics Co. Ltd.	298,989	3,616,425
Sakai Moving Service Co. Ltd.	310,472	5,901,293
Stef SA	28,690	3,751,639
Universal Logistics Holdings, Inc.	171,873	5,245,564
		18,514,921
Industrial Conglomerates - 0.6%
DCC PLC (United Kingdom)	225,722	16,465,469
Mytilineos SA	72,064	2,959,423
		19,424,892
Machinery - 3.0%
Aalberts Industries NV	577,960	23,097,759
Allison Transmission Holdings, Inc.	9,460	572,708
Beijer Alma AB (B Shares)	175,357	3,090,377
Crane Co.	138,921	17,241,485
Daiwa Industries Ltd.	102,196	1,090,129
EnPro Industries, Inc.	51,439	7,683,958
ESAB Corp.	90,305	7,765,327
Estic Corp.	44,920	280,994
Haitian International Holdings Ltd.	805,019	1,791,897
Hillenbrand, Inc.	375,925	17,506,827
Hosokawa Micron Corp.	13,176	411,011
Hy-Lok Corp.	11,000	204,848
Hyster-Yale Materials Handling, Inc. Class A	1,350	88,722
ITT, Inc.	71,474	8,632,630
JOST Werke AG (c)	9,137	441,877
Luxfer Holdings PLC sponsored	95,263	784,014
Miller Industries, Inc.	39,496	1,589,714
Mincon Group PLC	200,055	140,530
Nadex Co. Ltd.	85,741	622,152
Precision Tsugami China Corp. Ltd.	52,281	61,694
Semperit AG Holding	24,840	389,247
Shinwa Co. Ltd.	11,745	196,147
SIMPAC, Inc.	127,420	371,253
Stabilus Se	8,588	603,732
Takamatsu Machinery Co. Ltd.	23,241	82,830
Takeuchi Manufacturing Co. Ltd.	54,209	1,853,284
Timken Co.	65,361	5,353,720
TK Group Holdings Ltd.	901,185	155,472
Tocalo Co. Ltd.	260,341	2,769,284
Trinity Industrial Corp.	88,706	616,872
Yamada Corp.	7,489	268,900
		105,759,394
Marine Transportation - 0.0%
SITC International Holdings Co. Ltd.	722,697	1,096,580
Tokyo Kisen Co. Ltd.	22,940	98,908
		1,195,488
Passenger Airlines - 0.1%
Jet2 PLC	177,526	3,005,715
Professional Services - 3.2%
Altech Corp.	39,928	777,519
Artner Co. Ltd.	27,547	409,021
Barrett Business Services, Inc.	8,251	926,340
CACI International, Inc. Class A (a)	43,877	15,081,841
Careerlink Co. Ltd.	20,988	371,902
Concentrix Corp.	226,200	20,102,394
Creek & River Co. Ltd.	1,783	24,194
E-Credible Co. Ltd.	27,075	266,601
Gakujo Co. Ltd.	32,950	396,059
Genpact Ltd.	595,884	21,392,236
Hito Communications Holdings, Inc.	21,122	172,880
HRnetgroup Ltd.	533,196	282,597
IFIS Japan Ltd.	21,757	89,435
KBR, Inc.	297,558	15,505,747
Maximus, Inc.	192,043	15,578,528
Open Up Group, Inc.	11,833	183,288
Persol Holdings Co. Ltd.	1,301,123	2,068,410
Quick Co. Ltd.	125,136	2,222,585
Science Applications International Corp.	45,964	5,867,764
SS&C Technologies Holdings, Inc.	660	40,273
Synergie SA	14,422	500,306
Verra Mobility Corp. (a)	342,242	8,183,006
WDB Holdings Co. Ltd.	77,467	1,219,973
Will Group, Inc.	124,506	1,020,365
		112,683,264
Trading Companies & Distributors - 3.1%
AerCap Holdings NV (a)	26,696	2,043,846
Alconix Corp.	166,816	1,607,663
Alligo AB (B Shares)	27,882	354,732
Beacon Roofing Supply, Inc. (a)	124,875	10,350,889
Bergman & Beving AB (B Shares)	47,685	833,954
Bossard Holding AG	7,510	1,801,460
Chori Co. Ltd.	133,589	2,695,897
Core & Main, Inc. (a)	376,376	15,548,093
Ferguson PLC	73,979	13,897,695
Global Industrial Co.	162,748	6,921,672
Goodfellow, Inc.	124,630	1,307,065
Green Cross Co. Ltd.	56,316	392,174
Horizon Construction Development Ltd.	4,141	1,398
Inaba Denki Sangyo Co. Ltd.	44,294	1,058,352
Itochu Corp.	459,835	20,869,209
Kamei Corp.	13,588	178,671
KS Energy Services Ltd. (a)(d)	882,902	8,556
Lumax International Corp. Ltd.	148,200	426,642
Mitani Shoji Co. Ltd.	365,695	4,887,721
Momentum Group Komponenter & Tjanster AB	183,561	2,407,699
Parker Corp.	192,037	1,069,039
Richelieu Hardware Ltd.	83,975	2,712,034
RS GROUP PLC	795,319	7,918,123
Sanyo Trading Co. Ltd.	15,051	134,110
Senshu Electric Co. Ltd.	180,901	4,599,265
Thermador Groupe SA	709	65,818
Totech Corp.	108,167	4,071,077
Yamazen Co. Ltd.	15,708	134,331
Yuasa Trading Co. Ltd.	43,934	1,463,843
		109,761,028
Transportation Infrastructure - 0.1%
Daito Koun Co. Ltd.	2,243	11,897
Isewan Terminal Service Co. Ltd.	132,462	711,375
Qingdao Port International Co. Ltd. (H Shares) (c)	2,285,237	1,279,018
		2,002,290
TOTAL INDUSTRIALS		560,763,892
INFORMATION TECHNOLOGY - 15.6%
Electronic Equipment, Instruments & Components - 6.7%
Advanced Energy Industries, Inc.	159,066	16,571,496
Belden, Inc.	141,888	10,525,252
CDW Corp.	99,685	22,600,583
Crane Nxt Co.	279,226	16,273,291
Daido Signal Co. Ltd.	67	192
Daiwabo Holdings Co. Ltd.	176,896	3,846,552
Dexerials Corp.	82,725	2,384,009
Flex Ltd. (a)	321,026	7,621,157
FLEXium Interconnect, Inc.	64,700	176,569
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,029,900	13,185,447
IDIS Holdings Co. Ltd.	82,849	700,873
Insight Enterprises, Inc. (a)	88,525	16,354,109
Jabil, Inc.	93,483	11,712,485
Kingboard Chemical Holdings Ltd.	8,073,424	14,369,934
Makus, Inc.	69,400	700,734
Maruwa Ceramic Co. Ltd.	8,071	1,614,893
Methode Electronics, Inc. Class A	292,541	6,073,151
Nippo Ltd.	76,664	784,535
PAX Global Technology Ltd.	6,742,805	4,712,366
Redington (India) Ltd.	3,680,122	7,959,770
Riken Keiki Co. Ltd.	15,730	777,167
SAMT Co. Ltd.	8,500	16,994
Shibaura Electronics Co. Ltd.	44,999	1,671,060
Simplo Technology Co. Ltd.	912,000	11,804,742
TD SYNNEX Corp.	313,523	31,346,030
Test Research, Inc.	16,000	35,548
Thinking Electronic Industries Co. Ltd.	498,900	2,529,911
Tomen Devices Corp.	11,738	428,174
Tripod Technology Corp.	504,000	3,010,105
Vontier Corp.	507,727	17,562,277
VSTECS Holdings Ltd.	11,190,584	6,029,956
Yageo Corp.	152,000	2,674,100
		236,053,462
IT Services - 2.9%
ALTEN	14,391	2,236,428
Amdocs Ltd.	357,080	32,737,094
Argo Graphics, Inc.	88,617	2,600,315
Asahi Intelligence Service Co.	4,103	38,571
Avant Group Corp.	27,512	268,628
CDS Co. Ltd.	33,007	383,542
Cognizant Technology Solutions Corp. Class A	292,884	22,587,214
CSE Global Ltd.	2,925,147	879,106
Densan System Holdings Co. Ltd.	10,862	217,769
Dimerco Data System Corp.	87,318	375,189
DTS Corp.	70,241	1,727,609
Econocom Group SA	563,494	1,437,164
Exclusive Networks SA (a)	13,757	280,990
Future Corp.	44,399	526,956
Gabia, Inc.	97,100	1,250,970
Himacs Ltd.	3,250	31,675
Indra Sistemas SA	1,103,477	19,640,929
Information Planning Co.	14,303	374,125
Know IT AB (b)	45,178	609,513
Neurones	8,416	412,466
Pole To Win Holdings, Inc. (b)	29,390	99,693
Sopra Steria Group	47,565	11,195,681
TDC Soft, Inc.	65,358	1,010,822
TIS, Inc.	56,956	1,266,806
		102,189,255
Semiconductors & Semiconductor Equipment - 2.9%
ASMPT Ltd.	496,131	4,787,853
Japan Material Co. Ltd.	10,780	182,158
Machvision, Inc.	22,000	193,588
Melexis NV	11,908	1,030,805
Micron Technology, Inc.	214,865	18,424,674
MKS Instruments, Inc.	214,944	22,880,789
Novatek Microelectronics Corp.	10,000	162,931
Parade Technologies Ltd.	130,000	4,612,988
Powertech Technology, Inc.	1,350,000	6,268,934
Renesas Electronics Corp. (a)	560,387	9,194,598
Skyworks Solutions, Inc.	142,274	14,861,942
Sumco Corp.	242,781	3,680,664
Systems Technology, Inc.	24,400	484,512
Taiwan Semiconductor Manufacturing Co. Ltd.	472,000	9,450,695
Topco Scientific Co. Ltd.	1,079,031	6,465,614
		102,682,745
Software - 0.4%
Cresco Ltd.	75,632	980,694
Focus Systems Corp.	18,343	131,772
Fukui Computer Holdings, Inc.	23,919	422,184
Hecto Innovation Co. Ltd.	71,300	758,797
Jastec Co. Ltd.	32,362	299,373
Justsystems Corp.	12,051	251,793
KSK Co., Ltd.	66,949	1,390,843
Linedata Services	1,431	90,624
NetGem SA	49,515	56,722
NSW, Inc.	21,134	421,775
Open Text Corp.	152,751	6,661,305
Pro-Ship, Inc.	67,895	654,736
System Research Co. Ltd.	15,598	315,538
		12,436,156
Technology Hardware, Storage & Peripherals - 2.7%
Dell Technologies, Inc.	254,382	21,083,180
Elecom Co. Ltd.	66,153	769,362
MCJ Co. Ltd.	322,087	2,700,831
Samsung Electronics Co. Ltd.	241,740	13,135,535
Seagate Technology Holdings PLC	629,608	53,944,813
TSC Auto ID Technology Corp.	360,046	2,599,971
		94,233,692
TOTAL INFORMATION TECHNOLOGY		547,595,310
MATERIALS - 5.5%
Chemicals - 2.9%
Axalta Coating Systems Ltd. (a)	500,470	16,225,237
C. Uyemura & Co. Ltd.	104,156	7,903,853
Celanese Corp. Class A	90,233	13,200,186
EcoGreen International Group Ltd. (a)(d)	5,839,887	354,818
Element Solutions, Inc.	559,190	12,430,794
Fujikura Kasei Co., Ltd.	42,296	131,165
Gujarat Narmada Valley Fertilizers Co.	61,335	554,910
Gujarat State Fertilizers & Chemicals Ltd.	1,360,187	4,897,857
Huntsman Corp.	478,337	11,738,390
Jcu Corp.	42,763	1,079,189
LyondellBasell Industries NV Class A	264,699	24,913,470
Miwon Commercial Co. Ltd.	2,800	350,990
Muto Seiko Co. Ltd.	24,037	367,464
Scientex Bhd	9,800	8,291
Soulbrain Co. Ltd.	9,000	1,814,770
Tronox Holdings PLC	392,350	5,410,507
Yip's Chemical Holdings Ltd.	2,624,383	493,744
		101,875,635
Construction Materials - 0.8%
Buzzi SpA	48,066	1,637,304
Eagle Materials, Inc.	51,514	11,656,588
GCC S.A.B. de CV	39,471	455,838
Mitani Sekisan Co. Ltd.	112,402	3,861,994
RHI Magnesita NV	33,232	1,416,746
SigmaRoc PLC (a)	2,044,495	1,684,143
Vertex Corp.	3,400	40,921
Wienerberger AG	223,897	7,617,074
		28,370,608
Containers & Packaging - 0.8%
Chuoh Pack Industry Co. Ltd.	45,402	445,057
Corticeira Amorim SGPS SA	174,721	1,784,358
Groupe Guillin SA	17,106	562,913
Kohsoku Corp.	201,477	3,116,810
Mayr-Melnhof Karton AG	26,453	3,499,141
Packaging Corp. of America	79,998	13,270,068
Silgan Holdings, Inc.	25,331	1,163,706
The Pack Corp.	154,401	3,554,185
		27,396,238
Metals & Mining - 0.5%
Boliden AB	18,076	481,053
CK-SAN-ETSU Co. Ltd.	4,295	114,321
Hill & Smith Holdings PLC	61,760	1,466,751
PRL Global Ltd. (d)	38,751	38,134
Tohoku Steel Co. Ltd.	614	7,263
Tokyo Tekko Co. Ltd.	51,167	1,791,825
Warrior Metropolitan Coal, Inc.	193,837	12,438,520
		16,337,867
Paper & Forest Products - 0.5%
Miquel y Costas & Miquel SA	55,471	675,009
Stella-Jones, Inc.	241,515	14,288,447
Sylvamo Corp.	78,559	3,647,494
Western Forest Products, Inc.	422,753	213,821
		18,824,771
TOTAL MATERIALS		192,805,119
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Apple Hospitality (REIT), Inc.	27,576	442,871
Mapletree Industrial (REIT)	592,125	1,078,471
		1,521,342
Real Estate Management & Development - 0.8%
Branicks Group AG (b)	144,769	333,242
Instone Real Estate Group BV (c)	44,858	389,763
Jones Lang LaSalle, Inc. (a)	88,386	15,649,625
LSL Property Services PLC	186,173	625,233
Real Matters, Inc. (a)	423,177	2,200,162
Relo Group, Inc.	23,231	233,187
Robinsons Land Corp.	3,704,904	1,051,887
Savills PLC	528,653	6,786,715
Selvaag Bolig ASA	59,863	179,579
Servcorp Ltd.	102,356	219,824
Tejon Ranch Co. (a)	57,380	905,456
		28,574,673
TOTAL REAL ESTATE		30,096,015
UTILITIES - 1.7%
Electric Utilities - 1.6%
Kansai Electric Power Co., Inc.	341,369	4,657,002
PG&E Corp.	2,978,212	50,242,436
Power Grid Corp. of India Ltd.	5,733	17,898
Southern Co.	12,574	874,144
		55,791,480
Gas Utilities - 0.0%
China Resource Gas Group Ltd.	480,718	1,363,308
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	4,501,400	3,691,262
Vistra Corp.	17,459	716,343
		4,407,605
TOTAL UTILITIES		61,562,393
TOTAL COMMON STOCKS (Cost $2,840,443,845)		3,440,695,413

Nonconvertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% (d)(f) (Cost $0)	388,666	0

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	74,165,204	74,180,037
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	44,210,750	44,215,171
TOTAL MONEY MARKET FUNDS (Cost $118,395,207)		118,395,208

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $2,958,839,052)	3,559,090,621
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(40,229,615)
NET ASSETS - 100.0%	3,518,861,006

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,377,040 or 0.2% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Non-income producing - Security is in default.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	109,033,357	459,628,144	494,481,464	2,651,861	-	-	74,180,037	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	33,475,452	285,748,454	275,008,735	53,205	-	-	44,215,171	0.2%
Total	142,508,809	745,376,598	769,490,199	2,705,066	-	-	118,395,208

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	41,975,745	34,004,040	7,971,705	-
Consumer Discretionary	508,967,402	441,949,998	66,847,137	170,267
Consumer Staples	227,154,831	158,817,937	68,336,880	14
Energy	311,412,194	268,780,630	42,631,564	-
Financials	557,842,887	537,264,184	20,578,703	-
Health Care	400,519,625	337,005,676	63,513,949	-
Industrials	560,763,892	449,134,290	111,621,046	8,556
Information Technology	547,595,310	386,812,164	160,783,146	-
Materials	192,805,119	161,877,558	30,534,609	392,952
Real Estate	30,096,015	27,512,646	2,583,369	-
Utilities	61,562,393	51,832,923	9,729,470	-

Corporate Bonds	-	-	-	-

Money Market Funds	118,395,208	118,395,208	-	-
Total Investments in Securities:	3,559,090,621	2,973,387,254	585,131,578	571,789
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $41,969,939) - See accompanying schedule:
Unaffiliated issuers (cost $2,840,443,845)	$3,440,695,413
Fidelity Central Funds (cost $118,395,207)	118,395,208

Total Investment in Securities (cost $2,958,839,052)		$3,559,090,621
Cash		3,763
Foreign currency held at value (cost $341,792)		341,823
Receivable for investments sold		10,521,546
Receivable for fund shares sold		2,321,783
Dividends receivable		3,464,964
Interest receivable		252
Distributions receivable from Fidelity Central Funds		325,699
Other receivables		42
Total assets		3,576,070,493
Liabilities
Payable for investments purchased	$2,399,510
Payable for fund shares redeemed	6,431,305
Accrued management fee	1,456,118
Other payables and accrued expenses	2,708,792
Collateral on securities loaned	44,213,762
Total Liabilities		57,209,487
Net Assets		$3,518,861,006
Net Assets consist of:
Paid in capital		$2,865,447,074
Total accumulated earnings (loss)		653,413,932
Net Assets		$3,518,861,006
Net Asset Value, offering price and redemption price per share ($3,518,861,006 ÷ 235,748,612 shares)		$14.93
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$33,878,759
Interest		1,108
Income from Fidelity Central Funds (including $53,205 from security lending)		2,705,066
Total Income		36,584,933
Expenses
Management fee	$8,216,500
Independent trustees' fees and expenses	9,403
Total expenses before reductions	8,225,903
Expense reductions	(3,434)
Total expenses after reductions		8,222,469
Net Investment income (loss)		28,362,464
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $161,408)	128,673,378
Foreign currency transactions	(183,875)
Total net realized gain (loss)		128,489,503
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $1,199,789)	16,070,087
Assets and liabilities in foreign currencies	(34,849)
Total change in net unrealized appreciation (depreciation)		16,035,238
Net gain (loss)		144,524,741
Net increase (decrease) in net assets resulting from operations		$172,887,205
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,362,464	$62,247,544
Net realized gain (loss)	128,489,503	93,234,683
Change in net unrealized appreciation (depreciation)	16,035,238	182,503,935
Net increase (decrease) in net assets resulting from operations	172,887,205	337,986,162
Distributions to shareholders	(224,506,444)	(100,231,371)

Share transactions
Proceeds from sales of shares	427,549,191	845,051,056
Reinvestment of distributions	224,505,035	100,231,371
Cost of shares redeemed	(412,557,658)	(707,363,698)

Net increase (decrease) in net assets resulting from share transactions	239,496,568	237,918,729
Total increase (decrease) in net assets	187,877,329	475,673,520

Net Assets
Beginning of period	3,330,983,677	2,855,310,157
End of period	$3,518,861,006	$3,330,983,677

Other Information
Shares
Sold	29,653,084	60,030,634
Issued in reinvestment of distributions	15,807,526	7,285,754
Redeemed	(28,442,167)	(49,989,301)
Net increase (decrease)	17,018,443	17,327,087

Financial Highlights
Fidelity® Low-Priced Stock K6 Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.23	$14.18	$15.52	$10.82	$11.19	$11.52
Income from Investment Operations
Net investment income (loss) A,B	.12	.29	.24	.17	.20	.20
Net realized and unrealized gain (loss)	.59	1.25	(.76)	4.72	(.27)	(.29)
Total from investment operations	.71	1.54	(.52)	4.89	(.07)	(.09)
Distributions from net investment income	(.29)	(.22)	(.20)	(.19)	(.22)	(.17)
Distributions from net realized gain	(.72)	(.27)	(.63)	-	(.08)	(.06)
Total distributions	(1.01)	(.49)	(.82) C	(.19)	(.30)	(.24) C
Net asset value, end of period	$14.93	$15.23	$14.18	$15.52	$10.82	$11.19
Total Return D,E	5.11%	11.23%	(3.56)%	45.81%	(.74)%	(.73)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.73% H	2.06%	1.63%	1.23%	1.86%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$3,518,861	$3,330,984	$2,855,310	$2,937,045	$1,861,492	$1,923,317
Portfolio turnover rate I,J	34% H	48%	25%	27%	21%	20%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IPortfolio turnover rate excludes securities received or delivered in-kind.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Low-Priced Stock K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$754,970,890
Gross unrealized depreciation	(160,011,172)
Net unrealized appreciation (depreciation)	$594,959,718
Tax cost	$2,964,130,903

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Low-Priced Stock K6 Fund	545,037,626	583,390,484

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Low-Priced Stock K6 Fund	8,441,865	120,596,308

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Low-Priced Stock K6 Fund	13,633,983	189,662,629
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Low-Priced Stock K6 Fund	$7,848

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Low-Priced Stock K6 Fund	44,708,962	23,123,147	5,418,392

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Low-Priced Stock K6 Fund	$5,676	$2	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,434.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Low-Priced Stock K6 Fund	.50%
Actual		$ 1,000	$ 1,051.10	$ 2.58
Hypothetical-B		$ 1,000	$ 1,022.62	$ 2.54

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the funds' Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883998.106
LPSK6-SANN-0324
Fidelity® Value Discovery K6 Fund

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	4.1
Berkshire Hathaway, Inc. Class B	3.8
JPMorgan Chase & Co.	3.5
Comcast Corp. Class A	3.4
Chubb Ltd.	2.8
Cigna Group	2.6
The Travelers Companies, Inc.	2.6
Bank of America Corp.	2.5
Centene Corp.	2.4
Cisco Systems, Inc.	2.2
29.9

Market Sectors (% of Fund's net assets)

Financials	23.5
Health Care	17.1
Consumer Staples	13.1
Utilities	9.2
Industrials	8.7
Energy	8.1
Information Technology	7.1
Communication Services	5.4
Consumer Discretionary	3.3
Materials	2.2
Real Estate	1.0

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.4%
Entertainment - 2.0%
The Walt Disney Co.	37,906	3,640,871
Media - 3.4%
Comcast Corp. Class A	136,314	6,344,054
TOTAL COMMUNICATION SERVICES		9,984,925
CONSUMER DISCRETIONARY - 3.3%
Diversified Consumer Services - 2.3%
H&R Block, Inc.	88,557	4,148,010
Specialty Retail - 1.0%
Ross Stores, Inc.	13,402	1,880,033
TOTAL CONSUMER DISCRETIONARY		6,028,043
CONSUMER STAPLES - 13.1%
Beverages - 3.0%
Coca-Cola European Partners PLC	22,735	1,566,442
Diageo PLC	13,100	473,144
Keurig Dr. Pepper, Inc.	43,696	1,373,802
The Coca-Cola Co.	37,059	2,204,640
		5,618,028
Consumer Staples Distribution & Retail - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	15,416	991,865
U.S. Foods Holding Corp. (a)	38,048	1,750,588
		2,742,453
Food Products - 3.1%
Lamb Weston Holdings, Inc.	8,196	839,598
Mondelez International, Inc.	48,099	3,620,412
Tyson Foods, Inc. Class A	22,319	1,222,188
		5,682,198
Household Products - 2.5%
Procter & Gamble Co.	17,485	2,747,593
Reckitt Benckiser Group PLC	12,904	932,971
The Clorox Co.	7,082	1,028,661
		4,709,225
Personal Care Products - 3.0%
Haleon PLC	307,686	1,249,748
Kenvue, Inc.	154,397	3,205,282
Unilever PLC sponsored ADR	21,568	1,050,146
		5,505,176
TOTAL CONSUMER STAPLES		24,257,080
ENERGY - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
Antero Resources Corp. (a)	34,580	772,517
ConocoPhillips Co.	2,458	274,976
Equinor ASA sponsored ADR	41,518	1,190,321
Exxon Mobil Corp.	74,310	7,639,810
Occidental Petroleum Corp.	21,135	1,216,742
Ovintiv, Inc.	24,815	1,052,652
Parex Resources, Inc.	79,895	1,322,818
Shell PLC ADR	24,192	1,521,919
		14,991,755
FINANCIALS - 23.5%
Banks - 10.5%
Bank of America Corp.	138,758	4,719,160
Cullen/Frost Bankers, Inc.	4,440	471,173
JPMorgan Chase & Co.	37,365	6,514,961
M&T Bank Corp.	8,359	1,154,378
PNC Financial Services Group, Inc.	12,657	1,913,865
U.S. Bancorp	20,978	871,426
Wells Fargo & Co.	75,739	3,800,583
		19,445,546
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	7,934	1,180,897
BlackRock, Inc. Class A	3,762	2,912,954
Northern Trust Corp.	12,168	969,060
		5,062,911
Financial Services - 3.8%
Berkshire Hathaway, Inc. Class B (a)	18,026	6,917,297
Insurance - 6.5%
Chubb Ltd.	21,283	5,214,335
The Travelers Companies, Inc.	23,242	4,912,429
Willis Towers Watson PLC	7,950	1,958,085
		12,084,849
TOTAL FINANCIALS		43,510,603
HEALTH CARE - 17.1%
Health Care Providers & Services - 9.5%
Centene Corp. (a)	59,348	4,469,498
Cigna Group	16,397	4,934,677
CVS Health Corp.	34,674	2,578,705
Elevance Health, Inc.	5,122	2,527,400
UnitedHealth Group, Inc.	6,211	3,178,417
		17,688,697
Pharmaceuticals - 7.6%
AstraZeneca PLC sponsored ADR	42,119	2,806,810
Bristol-Myers Squibb Co.	64,491	3,151,675
Johnson & Johnson	20,214	3,212,005
Roche Holding AG (participation certificate)	7,905	2,250,683
Sanofi SA sponsored ADR	52,940	2,641,706
		14,062,879
TOTAL HEALTH CARE		31,751,576
INDUSTRIALS - 8.7%
Aerospace & Defense - 3.8%
Airbus Group NV	6,770	1,078,365
L3Harris Technologies, Inc.	7,602	1,584,409
Lockheed Martin Corp.	4,031	1,730,952
Northrop Grumman Corp.	6,118	2,733,278
		7,127,004
Air Freight & Logistics - 0.5%
DHL Group	19,179	922,755
Electrical Equipment - 0.5%
Eaton Corp. PLC	2,595	638,578
Regal Rexnord Corp.	2,182	291,210
		929,788
Industrial Conglomerates - 1.0%
Siemens AG	10,567	1,891,745
Machinery - 2.2%
Deere & Co.	6,290	2,475,618
Oshkosh Corp.	1,961	215,906
Pentair PLC	19,417	1,420,742
		4,112,266
Professional Services - 0.7%
Maximus, Inc.	14,923	1,210,554
TOTAL INDUSTRIALS		16,194,112
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 2.2%
Cisco Systems, Inc.	82,713	4,150,538
IT Services - 2.5%
Amdocs Ltd.	25,990	2,382,763
Capgemini SA	5,333	1,194,171
Cognizant Technology Solutions Corp. Class A	13,320	1,027,238
		4,604,172
Software - 1.4%
Gen Digital, Inc.	67,969	1,595,912
Open Text Corp.	23,607	1,029,501
		2,625,413
TOTAL INFORMATION TECHNOLOGY		11,380,123
MATERIALS - 2.2%
Chemicals - 1.3%
CF Industries Holdings, Inc.	17,498	1,321,274
Nutrien Ltd.	22,579	1,126,015
		2,447,289
Containers & Packaging - 0.6%
Crown Holdings, Inc.	12,672	1,121,472
Metals & Mining - 0.3%
Newmont Corp.	12,918	445,800
TOTAL MATERIALS		4,014,561
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Crown Castle, Inc.	11,279	1,220,952
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	7,435	641,715
TOTAL REAL ESTATE		1,862,667
UTILITIES - 9.2%
Electric Utilities - 5.9%
Constellation Energy Corp.	17,478	2,132,316
Edison International	32,473	2,191,278
NextEra Energy, Inc.	16,330	957,428
PG&E Corp.	243,533	4,108,402
Southern Co.	22,475	1,562,462
		10,951,886
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	50,673	845,226
Multi-Utilities - 2.9%
Dominion Energy, Inc.	38,446	1,757,751
National Grid PLC	96,028	1,279,007
Sempra	32,047	2,293,283
		5,330,041
TOTAL UTILITIES		17,127,153
TOTAL COMMON STOCKS (Cost $143,631,014)		181,102,598

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.0%
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co. Ltd. (Cost $1,651,787)	43,335	1,896,181

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $2,106,400)	2,105,978	2,106,400

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $147,389,201)	185,105,179
NET OTHER ASSETS (LIABILITIES) - 0.2%	310,112
NET ASSETS - 100.0%	185,415,291

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,567,728	23,323,168	22,784,496	90,455	-	-	2,106,400	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,949,825	1,642,097	3,591,922	18,379	-	-	-	0.0%
Total	3,517,553	24,965,265	26,376,418	108,834	-	-	2,106,400

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,984,925	9,984,925	-	-
Consumer Discretionary	6,028,043	6,028,043	-	-
Consumer Staples	24,257,080	21,601,217	2,655,863	-
Energy	14,991,755	14,991,755	-	-
Financials	43,510,603	43,510,603	-	-
Health Care	31,751,576	29,500,893	2,250,683	-
Industrials	16,194,112	13,224,002	2,970,110	-
Information Technology	13,276,304	11,380,123	1,896,181	-
Materials	4,014,561	4,014,561	-	-
Real Estate	1,862,667	1,862,667	-	-
Utilities	17,127,153	15,848,146	1,279,007	-

Money Market Funds	2,106,400	2,106,400	-	-
Total Investments in Securities:	185,105,179	174,053,335	11,051,844	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $145,282,801)	$182,998,779
Fidelity Central Funds (cost $2,106,400)	2,106,400

Total Investment in Securities (cost $147,389,201)		$185,105,179
Foreign currency held at value (cost $49)		49
Receivable for investments sold		735,364
Receivable for fund shares sold		47,111
Dividends receivable		203,133
Distributions receivable from Fidelity Central Funds		8,817
Total assets		186,099,653
Liabilities
Payable for investments purchased	$574,934
Payable for fund shares redeemed	40,130
Accrued management fee	69,298
Total Liabilities		684,362
Net Assets		$185,415,291
Net Assets consist of:
Paid in capital		$145,877,221
Total accumulated earnings (loss)		39,538,070
Net Assets		$185,415,291
Net Asset Value, offering price and redemption price per share ($185,415,291 ÷ 15,444,311 shares)		$12.01
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$2,080,096
Income from Fidelity Central Funds (including $18,379 from security lending)		108,834
Total Income		2,188,930
Expenses
Management fee	$413,673
Independent trustees' fees and expenses	545
Total expenses before reductions	414,218
Expense reductions	(546)
Total expenses after reductions		413,672
Net Investment income (loss)		1,775,258
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,459,123
Foreign currency transactions	1,606
Total net realized gain (loss)		2,460,729
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,898,761)
Assets and liabilities in foreign currencies	(3,545)
Total change in net unrealized appreciation (depreciation)		(1,902,306)
Net gain (loss)		558,423
Net increase (decrease) in net assets resulting from operations		$2,333,681
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,775,258	$3,106,287
Net realized gain (loss)	2,460,729	4,336,755
Change in net unrealized appreciation (depreciation)	(1,902,306)	8,108,400
Net increase (decrease) in net assets resulting from operations	2,333,681	15,551,442
Distributions to shareholders	(8,769,141)	(13,940,304)

Share transactions
Proceeds from sales of shares	19,415,918	115,401,725
Reinvestment of distributions	8,769,141	13,940,304
Cost of shares redeemed	(30,622,864)	(74,114,191)

Net increase (decrease) in net assets resulting from share transactions	(2,437,805)	55,227,838
Total increase (decrease) in net assets	(8,873,265)	56,838,976

Net Assets
Beginning of period	194,288,556	137,449,580
End of period	$185,415,291	$194,288,556

Other Information
Shares
Sold	1,651,161	10,110,184
Issued in reinvestment of distributions	755,476	1,185,215
Redeemed	(2,632,452)	(6,205,102)
Net increase (decrease)	(225,815)	5,090,297

Financial Highlights
Fidelity® Value Discovery K6 Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$12.99	$14.22	$10.15	$10.94	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.11	.21	.21	.19	.23 C	.22
Net realized and unrealized gain (loss)	.07	.51	(.12)	4.09	(.62)	.09
Total from investment operations	.18	.72	.09	4.28	(.39)	.31
Distributions from net investment income	(.22)	(.17)	(.20)	(.21)	(.23)	(.27)
Distributions from net realized gain	(.35)	(1.14)	(1.12)	-	(.17)	(.08)
Total distributions	(.57)	(1.31)	(1.32)	(.21)	(.40)	(.35)
Net asset value, end of period	$12.01	$12.40	$12.99	$14.22	$10.15	$10.94
Total Return D,E	1.62%	6.14%	.60%	42.84%	(3.80)%	2.98%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% H	.45%	.45%	.45%	.44%	.45%
Net investment income (loss)	1.93% H	1.76%	1.52%	1.51%	2.27% C	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$185,415	$194,289	$137,450	$180,575	$164,392	$191,701
Portfolio turnover rate I	29% H	43% J	37% J	55%	82%	45%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.93%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Value Discovery K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$41,487,819
Gross unrealized depreciation	(4,009,692)
Net unrealized appreciation (depreciation)	$37,478,127
Tax cost	$147,627,052

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Discovery K6 Fund	26,037,535	32,256,017

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Value Discovery K6 Fund	2,730,382	30,615,682

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Value Discovery K6 Fund	$ 491

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Value Discovery K6 Fund	1,408,442	3,077,078	(79,639)
Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Value Discovery K6 Fund	$1,600	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $546.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Value Discovery K6 Fund	.45%
Actual		$ 1,000	$ 1,016.20	$ 2.28
Hypothetical-B		$ 1,000	$ 1,022.87	$ 2.29

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the funds' Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9884002.106
FVDK6-SANN-0324

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 21, 2024